UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Allianz Funds:
AllianzGI Emerging Markets Opportunities Fund
AllianzGI Focused Growth Fund
AllianzGI Global Natural Resources Fund
AllianzGI Global Small-Cap Fund
AllianzGI Health Sciences Fund
AllianzGI Income & Growth Fund
AllianzGI Mid-Cap Fund
AllianzGI NFJ Dividend Value Fund
AllianzGI NFJ International Value Fund
AllianzGI NFJ Large-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund
AllianzGI Small-Cap Blend Fund
AllianzGI Technology Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.6%

Brazil—1.9%
Fibria Celulose S.A.	121,800	$1,647,895
Porto Seguro S.A.	150,076	1,785,000
Qualicorp S.A.	148,300	1,774,646

		5,207,541

China—26.4%
Agricultural Bank of China Ltd., Class H	5,223,000	2,351,135
Air China Ltd., Class H	2,254,000	1,874,762
Alibaba Group Holding Ltd. ADR (e)	51,700	8,929,107
China Construction Bank Corp., Class H	3,235,000	2,702,686
China Merchants Bank Co., Ltd., Class H	1,297,000	4,592,745
China Petroleum & Chemical Corp., Class H	4,982,000	3,754,840
China Shenhua Energy Co., Ltd., Class H	1,498,000	3,541,792
China Vanke Co., Ltd., Class H	1,183,100	3,914,300
Industrial & Commercial Bank of China Ltd., Class H	17,422,000	13,023,103
New Oriental Education & Technology Group, Inc. ADR (e)	61,600	5,436,816
Sinopec Shanghai Petrochemical Co., Ltd., Class H	4,300,000	2,569,023
Tencent Holdings Ltd.	390,500	17,072,924
Weichai Power Co., Ltd., Class H	2,909,000	3,208,353

		72,971,586

Hong Kong—8.7%
CK Asset Holdings Ltd.	524,500	4,360,341
CLP Holdings Ltd.	92,000	944,528
Hang Seng Bank Ltd.	279,900	6,842,895
Link REIT	457,000	3,716,311
Melco Resorts & Entertainment Ltd. ADR	177,900	4,290,948
WH Group Ltd. (a)	3,555,500	3,786,616

		23,941,639

India—6.3%
CESC Ltd.	190,054	2,878,353
HCL Technologies Ltd.	116,242	1,551,012
HDFC Bank Ltd. ADR	29,000	2,794,730
Hindalco Industries Ltd.	426,623	1,577,649
Indraprastha Gas Ltd.	31,831	719,557
LIC Housing Finance Ltd.	187,843	1,806,788
Oil & Natural Gas Corp., Ltd.	686,160	1,803,411
Rural Electrification Corp., Ltd.	542,435	1,273,673
Tata Steel Ltd.	307,064	3,073,892

		17,479,065

Indonesia—2.7%
Bank Central Asia Tbk PT	1,494,500	2,253,602
Bank Rakyat Indonesia Persero Tbk PT	3,734,100	4,239,392
Telekomunikasi Indonesia Persero Tbk PT	2,833,500	985,433

		7,478,427

Korea (Republic of)—17.3%
KB Financial Group, Inc.	66,210	3,257,473
LG Electronics, Inc.	26,165	1,889,672
LG Innotek Co., Ltd.	4,197	566,889

	Shares	Value*

LG Uplus Corp.	232,585	$2,715,598
Lotte Chemical Corp.	6,949	2,300,808
POSCO	13,815	3,838,974
Samsung Electronics Co., Ltd.	5,653	12,720,505
Shinhan Financial Group Co., Ltd.	77,971	3,446,182
SK Hynix, Inc.	180,531	13,166,177
SK Telecom Co., Ltd.	9,318	2,079,114
Woori Bank	126,490	1,974,732

		47,956,124

Malaysia—0.5%
Malayan Banking Bhd.	646,200	1,459,478

Peru—3.3%
Credicorp Ltd.	44,300	9,082,386

Poland—1.0%
Powszechny Zaklad Ubezpieczen S.A.	211,936	2,674,827

Russian Federation—4.0%
LUKOIL PJSC ADR	120,146	6,371,342
Mobile TeleSystems PJSC ADR	136,900	1,429,236
Sberbank of Russia PJSC (c)(d)	996,274	3,327,555

		11,128,133

South Africa—0.2%
AVI Ltd.	86,553	626,420

Taiwan—11.0%
Cathay Financial Holding Co., Ltd.	2,120,000	3,378,434
Epistar Corp. (e)	874,000	1,115,392
General Interface Solution Holding Ltd.	149,000	1,487,229
HannStar Display Corp.	3,689,000	1,433,020
Hon Hai Precision Industry Co., Ltd.	1,653,000	5,740,712
Innolux Corp.	6,376,000	2,984,509
Powertech Technology, Inc.	742,000	2,144,475
Siliconware Precision Industries Co., Ltd.	552,635	884,087
Taiwan Semiconductor Manufacturing Co., Ltd.	1,171,000	8,387,236
TPK Holding Co., Ltd. (e)	886,000	2,867,757

		30,422,851

Thailand—3.4%
Advanced Info Service PCL NVDR	244,100	1,398,737
PTT Global Chemical PCL (c)(d)	1,425,200	3,294,134
PTT PCL (c)(d)	183,600	2,248,208
Siam Cement PCL	169,500	2,554,599

		9,495,678

Turkey—4.8%
Eregli Demir ve Celik Fabrikalari TAS	1,444,635	3,134,813
Tupras Turkiye Petrol Rafinerileri AS	199,010	6,791,467
Turk Hava Yollari AO (e)	1,390,916	3,415,163

		13,341,443

United Kingdom—1.3%
Mondi PLC	135,248	3,636,163

United States—3.8%
AES Corp.	173,700	1,914,174
Copa Holdings S.A., Class A	55,300	6,886,509
Lear Corp.	9,134	1,580,913

		10,381,596

Total Common Stock (cost—$244,102,835)		267,283,357

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—1.3%

Brazil—0.7%
Cia Brasileira de Distribuicao (e)	33,900	$802,772
Suzano Papel e Celulose S.A., Class A	206,300	1,192,666

		1,995,438

Russian Federation—0.6%
Surgutneftegas OJSC (c)(d)	3,351,758	1,709,397

Total Preferred Stock (cost-$3,464,988)		3,704,835

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $1,263,013; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $1,291,859 including accrued interest (cost—$1,263,000)	$1,263	1,263,000

Total Investments (cost-$248,830,823) (b)—98.4%		272,251,192

Other assets less liabilities-1.6%		4,508,934

Net Assets-100.0%		$276,760,126

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. A security with a value of $3,786,616, representing 1.4% of net assets.
(b)	Securities with an aggregate value of $204,489,758, representing 73.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $10,579,294, representing 3.8% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:
Banks	22.2%
Oil, Gas & Consumable Fuels	9.5%
Internet Software & Services	9.4%
Semiconductors & Semiconductor Equipment	9.3%
Electronic Equipment, Instruments & Components	5.4%
Technology Hardware, Storage & Peripherals	4.6%
Airlines	4.4%
Metals & Mining	4.2%
Real Estate Management & Development	3.0%
Chemicals	2.9%
Insurance	2.8%
Paper & Forest Products	2.3%
Diversified Consumer Services	2.0%
Wireless Telecommunication Services	1.8%
Food Products	1.6%
Hotels, Restaurants & Leisure	1.5%
Electric Utilities	1.4%
Equity Real Estate Investment Trusts (REITs)	1.3%
Diversified Telecommunication Services	1.3%
Machinery	1.2%
Construction Materials	0.9%
Independent Power Producers & Energy Traders	0.7%
Household Durables	0.7%
Thrifts & Mortgage Finance	0.6%
Healthcare Providers & Services	0.6%
Auto Components	0.6%
IT Services	0.6%
Diversified Financial Services	0.5%
Food & Beverage	0.3%
Gas Utilities	0.3%
Repurchase Agreements	0.5%
Other assets less liabilities	1.6%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—2.6%
Lockheed Martin Corp.	81,557	$25,306,322

Auto Components—0.6%
Delphi Automotive PLC	62,105	6,111,132

Automobiles—1.3%
Tesla, Inc. (a)	38,070	12,985,677

Banks—2.1%
First Republic Bank	191,635	20,018,192

Beverages—3.3%
Constellation Brands, Inc.	110,773	22,093,675
Monster Beverage Corp. (a)	174,088	9,618,362

		31,712,037

Biotechnology—7.4%
AbbVie, Inc.	430,345	38,240,457
Celgene Corp. (a)	229,125	33,411,007

		71,651,464

Capital Markets—2.7%
CME Group, Inc.	114,750	15,569,280
MSCI, Inc.	96,280	11,255,132

		26,824,412

Chemicals—1.9%
Albemarle Corp.	137,975	18,807,372

Construction Materials—1.6%
Vulcan Materials Co.	130,525	15,610,790

Diversified Financial Services—1.1%
MarketAxess Holdings, Inc.	55,810	10,297,503

Electronic Equipment, Instruments & Components—1.1%
Coherent, Inc. (a)	44,790	10,533,264

Healthcare Equipment & Supplies—0.5%
DexCom, Inc. (a)	102,150	4,997,689

Healthcare Providers & Services—4.6%
UnitedHealth Group, Inc.	230,230	45,090,545

Hotels, Restaurants & Leisure—2.3%
MGM Resorts International	689,365	22,466,405

Internet & Catalog Retail—8.0%
Amazon.com, Inc. (a)	55,237	53,102,090
Expedia, Inc.	172,475	24,826,051

		77,928,141

Internet Software & Services—9.4%
Alphabet, Inc., Class A (a)	30,969	30,155,135
Facebook, Inc., Class A (a)	343,351	58,668,385
Tencent Holdings Ltd. ADR	70,650	3,085,342

		91,908,862

IT Services—7.0%
Square, Inc. Class A (a)	684,160	19,710,650
Visa, Inc., Class A	463,280	48,755,587

		68,466,237

	Shares	Value*

Machinery—4.6%
Fortive Corp.	368,495	$26,085,761
Parker-Hannifin Corp.	104,855	18,351,722

		44,437,483

Media—1.6%
Time Warner, Inc.	152,975	15,672,289

Oil, Gas & Consumable Fuels—1.8%
EOG Resources, Inc.	177,420	17,163,611

Personal Products—2.3%
Estee Lauder Cos., Inc., Class A	211,690	22,828,650

Pharmaceuticals—2.0%
Zoetis, Inc.	313,380	19,981,109

Road & Rail—2.7%
Union Pacific Corp.	226,495	26,266,625

Semiconductors & Semiconductor Equipment—7.2%
Applied Materials, Inc.	679,295	35,384,476
Broadcom Ltd.	143,790	34,874,827

		70,259,303

Software—7.3%
Microsoft Corp.	525,205	39,122,521
Salesforce.com, Inc. (a)	343,615	32,100,513

		71,223,034

Specialty Retail—5.4%
Burlington Stores, Inc. (a)	161,330	15,400,562
Home Depot, Inc.	226,743	37,086,085

		52,486,647

Technology Hardware, Storage & Peripherals—6.8%
Apple, Inc.	430,105	66,287,783

Total Common Stock (cost—$611,313,797)		967,322,578

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $4,500,045; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $4,594,321 including accrued interest (cost—$4,500,000)	$4,500	4,500,000

Total Investments (cost—$615,813,797)—99.7%		971,822,578

Other assets less liabilities—0.3%		2,525,028

Net Assets—100.0%		$974,347,606

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—96.9%

Australia—3.3%
BHP Billiton Ltd.	29,674	$601,782
South32 Ltd.	90,367	233,780

		835,562

Brazil—1.0%
Vale S.A. ADR	26,180	263,633

Canada—7.9%
Agrium, Inc.	3,543	379,699
Enbridge, Inc.	10,022	418,631
First Quantum Minerals Ltd.	23,609	265,087
Lundin Mining Corp.	38,384	263,327
Suncor Energy, Inc.	19,128	670,381

		1,997,125

Chile—1.2%
Sociedad Quimica y Minera de Chile S.A. ADR	5,315	295,833

Denmark—1.6%
Vestas Wind Systems A/S	4,366	392,441

France—5.4%
ArcelorMittal (c)	10,590	273,183
Arkema S.A.	2,190	268,717
Total S.A.	15,372	825,391

		1,367,291

Germany—2.2%
BASF SE	5,250	559,315

Switzerland—1.3%
Weatherford International PLC (b)(c)	74,440	340,935

United Kingdom—12.7%
BP PLC	128,057	820,332
Glencore PLC (c)	93,400	428,707
Rio Tinto PLC	12,709	591,593
Royal Dutch Shell PLC, Class A	24,729	747,355
Royal Dutch Shell PLC, Class B	20,340	626,189

		3,214,176

United States—60.3%
Albemarle Corp.	4,845	660,422
Anadarko Petroleum Corp.	3,920	191,492
Antero Resources Corp. (c)	9,180	182,682
Cabot Oil & Gas Corp.	10,615	283,951
Centennial Resource Development, Inc., Class A (c)	7,045	126,599
Chemours Co.	5,145	260,388
Chevron Corp.	6,860	806,050
Concho Resources, Inc. (b)(c)	4,535	597,350
ConocoPhillips	7,365	368,618
Continental Resources, Inc. (c)	19,745	762,355

	Shares	Value*

Diamondback Energy, Inc. (c)	6,005	$588,250
DowDuPont, Inc.	8,005	554,186
Ecolab, Inc. (b)	3,330	428,271
Ensco PLC, Class A	31,720	189,368
EOG Resources, Inc.	8,785	849,861
Exxon Mobil Corp.	9,190	753,396
FMC Corp.	4,510	402,788
Freeport-McMoRan, Inc. (c)	13,800	193,752
Halliburton Co. (b)	12,905	594,017
HollyFrontier Corp.	7,960	286,321
Laredo Petroleum, Inc. (b)(c)	28,915	373,871
Noble Corp. PLC (c)	46,485	213,831
Occidental Petroleum Corp.	7,345	471,623
Parsley Energy, Inc., Class A (c)	19,405	511,128
Phillips 66	5,660	518,513
Pioneer Natural Resources Co.	1,953	288,146
ProPetro Holding Corp. (c)	26,415	379,055
Range Resources Corp.	9,390	183,762
RPC, Inc.	22,335	553,685
Schlumberger Ltd.	7,305	509,597
Sherwin-Williams Co.	305	109,202
SM Energy Co.	11,080	196,559
Tesla, Inc. (c)	1,090	371,799
Transocean Ltd. (c)	26,610	286,324
U.S. Silica Holdings, Inc.	8,935	277,610
Union Pacific Corp.	2,360	273,689
United States Steel Corp.	335	8,596
Valero Energy Corp.	4,575	351,955
Valvoline, Inc.	9,290	217,851
Vulcan Materials Co.	1,235	147,706

		15,324,619

Total Common Stock (cost—$22,435,891)		24,590,930

EXCHANGE-TRADED FUNDS—2.6%

Guggenheim Solar	13,725	297,146
VanEck Vectors Gold Miners	16,145	370,689

Total Exchange-Traded Funds (cost—$644,153)		667,835

Total Investments, before options written (cost—$23,080,044)—99.5%		25,258,765

Total Options Written —(0.2)% (premiums received—$10,975) (c)(d)(e)		(39,483)

Total Investments, net of options written (cost—$23,069,069) (a)—99.3%		25,219,282

Other assets less other liabilities—0.7%		175,849

Net Assets—100.0%		$25,395,131

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2017 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $6,368,785, representing 25.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.
(e)	Exchange traded option contracts outstanding at September 30, 2017:

Options written contracts outstanding at September 30, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Depreciation
Call Options:
Weatherford International PLC	4.00 USD	10/20/17	(642)	$(64,200)	$(39,483)	$(10,975)	$(28,508)

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	50.4%
Chemicals	16.3%
Energy Equipment & Services	13.2%
Metals & Mining	12.3%
Exchange-Traded Funds	2.6%
Electrical Equipment	1.5%
Automobiles	1.5%
Road & Rail	1.1%
Construction Materials	0.6%
Options Written	(0.2)%
Other assets less other liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

Australia—1.7%
Boral Ltd.	141,734	$755,714
Challenger Ltd.	48,592	476,312
Downer EDI Ltd.	122,956	655,189
Mantra Group Ltd.	211,357	529,845
McMillan Shakespeare Ltd.	9,443	109,066
Santos Ltd. (c)	244,778	776,218

		3,302,344

Austria—1.1%
Schoeller-Bleckmann Oilfield Equipment AG (c)	9,831	786,740
Wienerberger AG	54,325	1,327,959

		2,114,699

Bermuda—1.4%
Essent Group Ltd. (c)	42,007	1,701,284
Triton International Ltd.	33,632	1,119,273

		2,820,557

China—1.6%
Angel Yeast Co., Ltd., Class A	97,800	375,433
China Everbright Greentech Ltd. (a)(c)	537,488	454,614
China Everbright International Ltd.	472,000	594,783
China State Construction International Holdings Ltd.	332,000	485,370
CIFI Holdings Group Co., Ltd.	424,000	236,921
Nexteer Automotive Group Ltd. (c)	87,000	149,983
Sunny Optical Technology Group Co., Ltd.	30,000	481,620
YY, Inc. ADR (c)	4,317	374,629

		3,153,353

Denmark—1.3%
Ambu A/S, Class B	18,926	1,465,811
SimCorp A/S	17,172	1,049,645

		2,515,456

Finland—1.2%
Huhtamaki Oyj	27,253	1,100,660
Outotec Oyj (c)	165,598	1,311,282

		2,411,942

France—2.2%
APERAM S.A.	25,149	1,317,941
Korian S.A.	36,433	1,200,312
Nexity S.A. (c)	13,545	827,712
Sartorius Stedim Biotech	16,064	1,113,449

		4,459,414

Germany—3.8%
Aareal Bank AG	33,331	1,412,954
Bechtle AG	19,245	1,442,484
CANCOM SE	21,742	1,633,344
Deutsche Pfandbriefbank AG (a)	118,782	1,780,518
Hella KGaA Hueck & Co.	22,870	1,348,460

		7,617,760

Hong Kong—0.8%
Johnson Electric Holdings Ltd.	139,500	534,776
Microport Scientific Corp.	571,000	526,294
Techtronic Industries Co., Ltd.	98,500	527,279

		1,588,349

Indonesia—0.5%
Jasa Marga Persero Tbk PT	1,499,500	623,291
Waskita Beton Precast Tbk PT	13,532,900	361,912

		985,203

	Shares	Value*

Ireland—1.4%
Glanbia PLC	62,443	$1,177,132
Kingspan Group PLC	36,644	1,558,278

		2,735,410

Italy—1.4%
De’ Longhi SpA	40,984	1,320,241
FinecoBank Banca Fineco SpA	162,367	1,441,581

		2,761,822

Japan—14.2%
COMSYS Holdings Corp.	50,900	1,215,824
Daifuku Co., Ltd.	33,500	1,652,012
Disco Corp.	7,800	1,589,681
Fujitsu General Ltd.	50,100	1,013,958
Gunma Bank Ltd.	269,992	1,672,650
Kenko Mayonnaise Co., Ltd.	18,100	443,095
KH Neochem Co., Ltd.	28,400	696,392
Lion Corp.	77,500	1,416,074
MISUMI Group, Inc.	91,700	2,416,941
Mitsubishi UFJ Lease & Finance Co., Ltd.	278,300	1,476,582
Morinaga Milk Industry Co., Ltd.	23,200	886,616
Nippon Carbon Co., Ltd.	9,000	351,995
Nissha Printing Co., Ltd.	26,900	730,706
Okamura Corp.	72,800	832,085
Persol Holdings Co., Ltd.	87,000	2,027,123
Pigeon Corp.	11,000	376,043
Rengo Co., Ltd.	213,600	1,271,431
Ryohin Keikaku Co., Ltd.	5,000	1,473,907
Sanwa Holdings Corp.	142,100	1,631,914
Showa Denko KK	14,600	455,535
Siix Corp.	11,500	506,194
Start Today Co., Ltd.	24,300	770,070
Teijin Ltd.	81,000	1,598,036
Ube Industries Ltd.	61,900	1,791,359

		28,296,223

Netherlands—1.4%
Aalberts Industries NV	29,063	1,404,844
ASR Nederland NV	34,526	1,381,089

		2,785,933

Philippines—0.2%
Cosco Capital, Inc.	829,100	138,475
Robinsons Land Corp.	650,800	324,596

		463,071

Spain—0.7%
Melia Hotels International S.A.	94,456	1,366,214

Sweden—3.0%
AAK AB	17,829	1,351,407
Fastighets AB Balder, Class B (c)	43,836	1,141,056
Indutrade AB	49,963	1,319,732
JM AB	34,060	1,071,547
NetEnt AB (c)	137,678	1,068,307

		5,952,049

Switzerland—2.8%
ams AG (c)	20,028	1,454,224
Georg Fischer AG	1,103	1,361,213
Interroll Holding AG	908	1,308,998
OC Oerlikon Corp. AG (c)	92,381	1,423,411

		5,547,846

Taiwan—0.8%
ASPEED Technology, Inc.	9,000	208,643
Ennoconn Corp.	22,113	318,317
Globalwafers Co., Ltd.	49,000	480,042
King Slide Works Co., Ltd.	12,000	163,529
Sinbon Electronics Co., Ltd.	129,793	343,745

		1,514,276

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

United Kingdom—5.3%
ASOS PLC (c)	19,467	$1,554,942
Auto Trader Group PLC (a)	207,929	1,093,912
Genus PLC	41,878	1,177,324
Intermediate Capital Group PLC	126,578	1,589,338
RPC Group PLC	110,518	1,467,645
Senior PLC	413,029	1,527,597
Spectris PLC	28,714	927,689
Tullow Oil PLC (c)	473,231	1,183,207

		10,521,654

United States—50.3%
ABM Industries, Inc.	29,850	1,245,043
Air Transport Services Group, Inc. (c)	70,050	1,705,017
Alcoa Corp. (c)	30,108	1,403,635
Ameris Bancorp	28,216	1,354,368
Berry Global Group, Inc. (c)	23,894	1,353,595
Bio-Rad Laboratories, Inc., Class A (c)	6,556	1,456,874
BioTelemetry, Inc. (c)	19,073	629,409
Bob Evans Farms, Inc.	9,853	763,706
Bright Horizons Family Solutions, Inc. (c)	16,316	1,406,602
Brooks Automation, Inc.	28,524	865,989
Brown & Brown, Inc.	32,066	1,545,261
Callon Petroleum Co. (c)	84,306	947,599
Cantel Medical Corp.	10,629	1,000,933
Carter’s, Inc.	10,797	1,066,204
Catalent, Inc. (c)	24,430	975,246
CenterState Bank Corp.	48,597	1,302,400
Charles River Laboratories International, Inc. (c)	9,069	979,633
Dave & Buster’s Entertainment, Inc. (c)	24,399	1,280,459
Eagle Bancorp, Inc. (c)	26,112	1,750,810
Eagle Materials, Inc.	11,521	1,229,291
Energen Corp. (c)	19,588	1,071,072
EnPro Industries, Inc.	10,974	883,736
Entegris, Inc. (c)	25,830	745,195
Equity LifeStyle Properties, Inc. REIT	15,033	1,279,008
Euronet Worldwide, Inc. (c)	7,672	727,229
Exelixis, Inc. (c)	26,460	641,126
First Industrial Realty Trust, Inc. REIT	51,203	1,540,698
Five9, Inc. (c)	41,934	1,002,223
Franklin Financial Network, Inc. (c)	31,025	1,106,041
Granite Construction, Inc.	25,837	1,497,254
Harsco Corp. (c)	57,238	1,196,274
Herc Holdings, Inc. (c)	13,600	668,168
Hill-Rom Holdings, Inc.	8,472	626,928
Hostess Brands, Inc. (c)	64,809	885,291
Howard Hughes Corp. (c)	10,718	1,263,974
Huntsman Corp.	32,891	901,871
Ichor Holdings Ltd. (c)	34,330	920,044
Installed Building Products, Inc. (c)	19,080	1,236,384
Instructure, Inc. (c)	35,543	1,178,250
Integra LifeSciences Holdings Corp. (c)	15,599	787,438
Itron, Inc. (c)	13,943	1,079,885
Jack in the Box, Inc.	7,274	741,366
John Bean Technologies Corp.	10,746	1,086,421
KAR Auction Services, Inc.	24,890	1,188,249
Kilroy Realty Corp. REIT	19,789	1,407,394
Lamb Weston Holdings, Inc.	27,001	1,266,077

	Shares	Value*

Ligand Pharmaceuticals, Inc. (c)	6,465	$880,210
LogMeIn, Inc.	9,612	1,057,801
Macquarie Infrastructure Corp.	8,466	611,076
MasTec, Inc. (c)	30,457	1,413,205
MDU Resources Group, Inc.	44,785	1,162,171
Microsemi Corp. (c)	17,583	905,173
National Beverage Corp.	4,920	610,326
National Fuel Gas Co.	20,220	1,144,654
Navistar International Corp. (c)	11,925	525,535
NVR, Inc. (c)	326	930,730
Oasis Petroleum, Inc. (c)	95,135	867,631
ON Semiconductor Corp. (c)	53,275	983,989
Ormat Technologies, Inc.	22,471	1,371,855
Owens Corning	13,503	1,044,457
Owens-Illinois, Inc. (c)	38,511	968,937
Pacific Premier Bancorp, Inc. (c)	36,840	1,390,710
Penumbra, Inc. (c)	6,351	573,495
Pinnacle Foods, Inc.	19,917	1,138,655
Planet Fitness, Inc., Class A	29,190	787,546
Pool Corp.	10,342	1,118,694
PRA Health Sciences, Inc. (c)	12,231	931,635
Preferred Bank	5,807	350,452
PTC, Inc. (c)	23,019	1,295,509
QTS Realty Trust, Inc., Class A REIT	24,083	1,260,986
Realogy Holdings Corp.	28,244	930,640
Retail Opportunity Investments Corp.	42,006	798,534
Rogers Corp. (c)	9,509	1,267,359
RPM International, Inc.	22,295	1,144,625
Seacoast Banking Corp. of Florida (c)	62,658	1,496,900
Service Corp. International	49,640	1,712,580
SLM Corp. (c)	125,739	1,442,226
STAG Industrial, Inc. REIT	51,371	1,411,161
Supernus Pharmaceuticals, Inc. (c)	13,070	522,800
Take-Two Interactive Software, Inc. (c)	8,533	872,329
Texas Roadhouse, Inc.	12,339	606,338
Thor Industries, Inc.	8,315	1,046,942
TransUnion (c)	22,140	1,046,336
Tyler Technologies, Inc. (c)	7,824	1,363,880
Ultimate Software Group, Inc. (c)	4,432	840,307
United States Steel Corp.	28,862	740,599
Univar, Inc. (c)	27,840	805,411
Vail Resorts, Inc.	4,302	981,372
WellCare Health Plans, Inc. (c)	6,486	1,113,906
West Pharmaceutical Services, Inc.	15,279	1,470,757
Western Alliance Bancorp (c)	28,989	1,538,736
XPO Logistics, Inc. (c)	25,467	1,726,153
Yelp, Inc. (c)	14,317	619,926

		100,014,919

Total Common Stock (cost—$146,943,144)		192,928,494

PREFERRED STOCK—0.7%

Germany—0.7%
Jungheinrich AG (cost—$956,096)	31,408	1,445,922

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $4,357,044; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $4,448,693 including accrued interest (cost—$4,357,000)	$4,357	$4,357,000

Total Investments (cost—$152,256,240) (b)—100.0%		198,731,416

Other assets less liabilities (d)—0.0%		87,698

Net Assets-100.0%		$198,819,114

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,329,044, representing 1.7% of net assets.
(b)	Securities with an aggregate value of $82,180,149, representing 41.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at September 30, 2017:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2017	Unrealized Appreciation (Depreciation)
Purchased:
6,605,454 Japanese Yen settling 10/2/17	Northern Trust Company	$58,366	$58,702	$336
9,380,401 Japanese Yen settling 10/3/17	Northern Trust Company	83,428	83,363	(65)
13,151,551 Japanese Yen settling 10/4/17	Northern Trust Company	116,874	116,882	8
Sold:
64,270,522 Japanese Yen settling 10/2/17	Northern Trust Company	567,899	571,167	(3,268)

				$(2,989)

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2017 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	6.7%
Machinery	6.3%
Semiconductors & Semiconductor Equipment	4.1%
Equity Real Estate Investment Trusts (REITs)	3.9%
Healthcare Equipment & Supplies	3.8%
Food Products	3.8%
Hotels, Restaurants & Leisure	3.5%
Chemicals	3.3%
Internet Software & Services	3.2%
Trading Companies & Distributors	3.2%
Containers & Packaging	3.1%
Household Durables	3.1%
Software	2.7%
Commercial Services & Supplies	2.6%
Thrifts & Mortgage Finance	2.5%
Oil, Gas & Consumable Fuels	2.4%
Metals & Mining	2.4%
Real Estate Management & Development	2.4%
Construction & Engineering	2.3%
Electronic Equipment, Instruments & Components	2.3%
Building Products	2.1%
IT Services	1.9%
Construction Materials	1.8%
Air Freight & Logistics	1.7%
Life Sciences Tools & Services	1.7%
Professional Services	1.6%
Diversified Consumer Services	1.6%
Healthcare Providers & Services	1.5%
Insurance	1.5%
Biotechnology	1.4%
Internet & Catalog Retail	1.2%
Diversified Financial Services	1.0%
Independent Power Producers & Energy Traders	0.9%
Household Products	0.9%
Capital Markets	0.8%
Aerospace & Defense	0.8%
Auto Components	0.8%
Pharmaceuticals	0.8%
Multi-Line Retail	0.7%
Consumer Finance	0.7%
Transportation Infrastructure	0.6%
Multi-Utilities	0.6%
Gas Utilities	0.6%
Distributors	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Automobiles	0.5%
Electrical Equipment	0.4%
Energy Equipment & Services	0.4%
Beverages	0.3%
Technology Hardware, Storage & Peripherals	0.2%
Food & Staples Retailing	0.1%
Repurchase Agreements	2.2%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.1%

Biotechnology—35.2%
AbbVie, Inc.	58,231	$5,174,407
Alexion Pharmaceuticals, Inc. (b)	1,600	224,464
Alkermes PLC (b)	13,435	683,035
Amgen, Inc.	26,250	4,894,313
Amicus Therapeutics, Inc. (b)	94,285	1,421,818
Array BioPharma, Inc. (b)	45,805	563,402
Ascendis Pharma A/S ADR (b)	21,700	786,625
Biogen, Inc. (b)	2,153	674,147
BioMarin Pharmaceutical, Inc. (b)	18,704	1,740,781
Bioverativ, Inc. (b)	30,711	1,752,677
Celgene Corp. (b)	41,855	6,103,296
Clovis Oncology, Inc. (b)	21,810	1,797,144
CRISPR Therapeutics AG (b)	16,930	302,539
Eagle Pharmaceuticals, Inc. (b)	25,687	1,531,973
Editas Medicine, Inc. (b)	17,220	413,452
Exelixis, Inc. (b)	90,330	2,188,696
Genmab A/S (b)	10,179	2,251,032
Gilead Sciences, Inc.	89,536	7,254,207
Incyte Corp. (b)	58,213	6,795,786
Juno Therapeutics, Inc. (b)	18,418	826,231
La Jolla Pharmaceutical Co. (b)	8,760	304,673
Portola Pharmaceuticals, Inc. (b)	23,645	1,277,539
Regeneron Pharmaceuticals, Inc. (b)	5,135	2,295,961
TESARO, Inc. (b)	10,680	1,378,788
Vertex Pharmaceuticals, Inc. (b)	33,510	5,094,860

		57,731,846

Diversified Consumer Services—0.6%
Service Corp. International	26,750	922,875

Healthcare Equipment & Supplies—15.1%
Abbott Laboratories	32,268	1,721,820
ABIOMED, Inc. (b)	6,998	1,179,863
Baxter International, Inc.	35,556	2,231,139
Boston Scientific Corp. (b)	105,357	3,073,264
Edwards Lifesciences Corp. (b)	13,900	1,519,409
IDEXX Laboratories, Inc. (b)	6,425	999,023
Intuitive Surgical, Inc. (b)	1,760	1,840,749
Medtronic PLC	82,992	6,454,288
Teleflex, Inc.	7,035	1,702,259
Zimmer Biomet Holdings, Inc.	34,455	4,034,336

		24,756,150

Healthcare Providers & Services—15.1%
Aetna, Inc.	23,450	3,728,785
Centene Corp. (b)	28,300	2,738,591
Henry Schein, Inc. (b)	23,960	1,964,480
Humana, Inc.	8,105	1,974,621
UnitedHealth Group, Inc.	72,881	14,273,744

		24,680,221

Life Sciences Tools & Services—3.1%
Agilent Technologies, Inc.	33,640	2,159,688
Illumina, Inc. (b)	5,390	1,073,688
Thermo Fisher Scientific, Inc.	10,010	1,893,892

		5,127,268

Pharmaceuticals—30.0%
Allergan PLC	23,281	4,771,441
AstraZeneca PLC ADR	42,685	1,446,168
Bristol-Myers Squibb Co.	75,835	4,833,723
Catalent, Inc. (b)	65,240	2,604,381
Eli Lilly & Co.	19,055	1,629,965

	Shares	Value*

Johnson & Johnson	72,082	$9,371,381
Medicines Co. (b)	21,437	794,026
Merck & Co., Inc.	138,527	8,869,884
Novartis AG ADR	19,878	1,706,526
Novo Nordisk A/S, Class B	12,462	599,157
Pfizer, Inc.	197,414	7,047,680
Roche Holding AG	11,850	3,029,098
Zoetis, Inc.	36,945	2,355,613

		49,059,043

Total Common Stock (cost-$132,515,291)		162,277,403

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $1,531,015; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $1,564,324 including accrued interest (cost—$1,531,000)	$1,531	1,531,000

Total Investments (cost—$134,046,291) (a)—100.0%		163,808,403

Liabilities in excess of other assets-(0.0)%		(34,510)

Net Assets-100.0%		$163,773,893

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $5,879,287, representing 3.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—34.9%

Advertising—0.0%
Affinion Group Holdings, Inc. Class A (a)(d)(f)(i)(k) (acquisition cost—$1,422,157; purchased 11/9/15-11/12/15)	80,205	$905,514
Mood Media Corp. (d)(f)(k)	286,500	303,690

		1,209,204

Aerospace & Defense—1.1%
Boeing Co. (g)	112,700	28,649,467
Erickson, Inc. (a)(d)(f)(k)	10,866	316,092
United Technologies Corp.	55,020	6,386,722

		35,352,281

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(f)(k)	2,328	52,613

Automobiles—0.4%
Ford Motor Co.	1,199,700	14,360,409

Banks—1.4%
Bank of America Corp. (g)	993,600	25,177,824
JPMorgan Chase & Co. (g)	119,800	11,442,098
Wells Fargo & Co.	181,400	10,004,210

		46,624,132

Beverages—0.6%
PepsiCo, Inc. (g)	193,600	21,572,848

Biotechnology—2.9%
AbbVie, Inc. (g)	312,100	27,733,206
Amgen, Inc. (g)	124,000	23,119,800
Biogen, Inc. (k)	54,800	17,158,976
Bioverativ, Inc. (k)	27,400	1,563,718
Gilead Sciences, Inc.	239,250	19,384,035
Vertex Pharmaceuticals, Inc. (k)	50,800	7,723,632

		96,683,367

Building Products—0.4%
Johnson Controls International PLC	370,382	14,922,691

Chemicals—1.0%
Chemours Co. (g)	238,400	12,065,424
Monsanto Co.	179,600	21,519,672

		33,585,096

Construction & Engineering—0.3%
Fluor Corp.	209,800	8,832,580

Diversified Telecommunication Services—0.3%
Intelsat S.A. (k)	121,250	569,875
Verizon Communications, Inc.	211,200	10,452,288

		11,022,163

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp. Class A	143,600	12,154,304
Corning, Inc.	557,900	16,692,368

		28,846,672

Energy Equipment & Services—0.5%
National Oilwell Varco, Inc.	93,000	3,322,890
Schlumberger Ltd.	172,400	12,026,624

		15,349,514

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	111,600	18,334,764
Kroger Co.	472,000	9,468,320
Walgreens Boots Alliance, Inc.	286,600	22,131,252

		49,934,336

Food Products—0.4%
Archer-Daniels-Midland Co.	159,650	6,786,721
Tyson Foods, Inc., Class A	103,224	7,272,131

		14,058,852

	Shares	Value*

Healthcare Equipment & Supplies—0.7%
Baxter International, Inc.	348,100	$21,843,275

Healthcare Providers & Services—1.3%
McKesson Corp.	114,300	17,557,623
UnitedHealth Group, Inc. (g)	137,300	26,890,205

		44,447,828

Hotels, Restaurants & Leisure—1.5%
McDonald’s Corp. (g)	134,800	21,120,464
MGM Resorts International (g)	348,550	11,359,244
Starbucks Corp.	325,600	17,487,976

		49,967,684

Household Products—0.3%
Procter & Gamble Co.	93,900	8,543,022

Industrial Conglomerates—0.8%
3M Co.	88,300	18,534,170
General Electric Co.	326,200	7,887,516

		26,421,686

Insurance—0.3%
Prudential Financial, Inc. (g)	102,200	10,865,904

Internet & Catalog Retail—0.9%
Amazon.com, Inc. (k)	32,050	30,811,268

Internet Software & Services—2.8%
Alibaba Group Holding Ltd. ADR (g)(k)	138,600	23,937,606
Alphabet, Inc., Class A (k)	35,400	34,469,688
Facebook, Inc., Class A (g)(k)	208,200	35,575,134

		93,982,428

IT Services—1.7%
International Business Machines Corp.	92,200	13,376,376
Square, Inc. Class A (g)(k)	407,500	11,740,075
Visa, Inc., Class A (g)	295,400	31,087,896

		56,204,347

Machinery—1.1%
Caterpillar, Inc. (g)	161,500	20,140,665
Deere & Co.	133,200	16,728,588

		36,869,253

Media—1.5%
Comcast Corp., Class A	629,800	24,234,704
LiveStyle, Inc. (a)(d)(f)(k)(n)	202,319	20
Postmedia Network Canada Corp. (d)(f)(k)	1,018,823	2,108,964
Walt Disney Co.	238,900	23,548,373

		49,892,061

Metals & Mining—0.2%
ArcelorMittal (k)	180,611	4,652,539
Freeport-McMoRan, Inc. (k)	113,100	1,587,924

		6,240,463

Multi-Line Retail—0.5%
Target Corp.	299,900	17,697,099

Oil, Gas & Consumable Fuels—0.9%
Arch Coal, Inc., Class A	1,858	133,293
Chesapeake Energy Corp. (k)	1,250,759	5,378,264
Energy XXI Gulf Coast, Inc. (k)	44,964	464,928
Hercules Offshore, Inc. (d)(f)(k)	174,935	197,676
Linn Energy, Inc. (k)	25,527	922,801
Occidental Petroleum Corp.	94,700	6,080,687
Stone Energy Corp. (k)	98,625	2,866,042
Valero Energy Corp. (g)	165,000	12,693,450
Vanguard Natural Resources, Inc. (d)(f)(k)	11,463	201,405

		28,938,546

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—0.5%
Bristol-Myers Squibb Co.	242,700	$15,469,698

Road & Rail—0.7%
Union Pacific Corp. (g)	196,100	22,741,717

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(f)(k)	463	10,552

Semiconductors & Semiconductor Equipment—2.9%
Broadcom Ltd. (g)	105,800	25,660,732
Intel Corp. (g)	314,000	11,957,120
NVIDIA Corp. (g)	149,000	26,636,730
QUALCOMM, Inc.	237,700	12,322,368
Texas Instruments, Inc. (g)	227,000	20,348,280

		96,925,230

Software—2.5%
Adobe Systems, Inc. (g)(k)	125,400	18,707,172
Microsoft Corp. (g)	482,300	35,926,527
Oracle Corp. (g)	274,300	13,262,405
Take-Two Interactive Software, Inc. (g)(k)	153,200	15,661,636

		83,557,740

Specialty Retail—0.9%
Home Depot, Inc. (g)	181,300	29,653,428

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc. (g)	235,900	36,356,908
Western Digital Corp.	1,953	168,739

		36,525,647

Trading Companies & Distributors—0.1%
WESCO International, Inc. (k)	54,455	3,172,004

Total Common Stock (cost—$1,339,846,284)		1,163,187,638

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.4%

Aerospace & Defense—0.8%
Arconic, Inc.,
5.90%, 2/1/27	$2,795	3,098,257
KLX, Inc. (a)(b),
5.875%, 12/1/22	6,135	6,450,646
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	3,613	3,716,874
TransDigm, Inc.,
6.50%, 5/15/25	9,645	9,958,462
Triumph Group, Inc. (a)(b),
7.75%, 8/15/25	1,690	1,782,950

		25,007,189

Apparel & Textiles—0.1%
Hanesbrands, Inc. (a)(b),
4.625%, 5/15/24	3,690	3,860,663
Quicksilver, Inc. (c)(d)(f),
10.00%, 8/1/20	1,000	—

		3,860,663

Auto Components—0.3%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	5,265	5,452,355
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	3,350	3,513,313

		8,965,668

	Principal Amount (000s)	Value*

Auto Manufacturers—0.2%
Navistar International Corp.,
8.25%, 11/1/21	$6,153	$6,191,610

Building Materials—0.2%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	7,415	7,869,169

Chemicals—1.5%
Chemours Co.,
6.625%, 5/15/23	7,000	7,481,250
7.00%, 5/15/25	7,520	8,366,000
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	6,865	7,397,037
Platform Specialty Products Corp. (a)(b),
6.50%, 2/1/22	8,445	8,772,244
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	4,020	4,145,625
Tronox Finance LLC (a)(b),
7.50%, 3/15/22	4,540	4,806,725
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	2,320	2,383,800
Univar USA, Inc. (a)(b),
6.75%, 7/15/23	4,665	4,909,913

		48,262,594

Coal—0.2%
CONSOL Energy, Inc.,
5.875%, 4/15/22	5,530	5,612,950

Commercial Services—1.7%
Cardtronics, Inc.,
5.125%, 8/1/22	3,105	3,221,438
5.50%, 5/1/25 (a)(b)	2,490	2,553,532
Cenveo Corp. (a)(b),
6.00%, 8/1/19	2,060	1,642,850
6.00%, 5/15/24	8,116	7,182,660
8.50%, 9/15/22	1,520	699,200
Gartner, Inc. (a)(b),
5.125%, 4/1/25	4,320	4,568,400
Hertz Corp.,
5.50%, 10/15/24 (a)(b)	5,215	4,719,575
6.75%, 4/15/19	1,366	1,363,439
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	4,805	5,009,212
Monitronics International, Inc.,
9.125%, 4/1/20	6,450	5,772,750
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	2,999,306
7.00%, 2/15/22	5,500	5,692,500
United Rentals North America, Inc.,
4.625%, 10/15/25	3,780	3,836,700
5.50%, 7/15/25	7,835	8,441,821

		57,703,383

Computers—0.7%
Dell International LLC (a)(b),
7.125%, 6/15/24	7,485	8,272,230
DynCorp International, Inc., PIK 1.50%,
11.875%, 11/30/20	698	744,738
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	7,620	7,905,750
Western Digital Corp.,
10.50%, 4/1/24	5,500	6,476,250

		23,398,968

Containers & Packaging—0.0%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	725	770,313

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Distribution/Wholesale—0.3%
H&E Equipment Services, Inc. (a)(b),
5.625%, 9/1/25	$5,030	$5,319,225
HD Supply, Inc. (a)(b),
5.75%, 4/15/24	5,050	5,416,125

		10,735,350

Diversified Financial Services—1.5%
Ally Financial, Inc.,
5.75%, 11/20/25	5,210	5,668,219
8.00%, 3/15/20	2,995	3,376,863
Community Choice Financial, Inc.,
10.75%, 5/1/19	7,915	7,083,925
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	5,545	5,849,975
Nationstar Mortgage LLC,
7.875%, 10/1/20	5,105	5,223,053
9.625%, 5/1/19	4,260	4,394,190
Navient Corp.,
6.625%, 7/26/21	820	879,450
7.25%, 9/25/23	3,575	3,901,219
8.45%, 6/15/18	3,920	4,094,440
Springleaf Finance Corp.,
6.90%, 12/15/17	3,530	3,560,887
8.25%, 10/1/23	4,360	4,992,200

		49,024,421

Electric Utilities—0.5%
Calpine Corp.,
5.75%, 1/15/25	6,140	5,825,325
NRG Energy, Inc.,
6.25%, 5/1/24	7,748	8,096,660
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,574,225

		16,496,210

Engineering & Construction—0.5%
AECOM,
5.875%, 10/15/24	8,550	9,513,585
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	6,675	7,259,063

		16,772,648

Entertainment—0.6%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	5,270	5,230,475
Cedar Fair L.P.,
5.375%, 6/1/24	5,900	6,231,875
5.375%, 4/15/27 (a)(b)	2,465	2,594,412
International Game Technology PLC (a)(b),
6.25%, 2/15/22	6,340	7,040,570

		21,097,332

Equity Real Estate Investment Trusts (REITs)—0.5%
Crown Castle International Corp.,
3.70%, 6/15/26	4,210	4,246,360
CyrusOne L.P. (a)(b),
5.00%, 3/15/24	4,560	4,810,800
5.375%, 3/15/27	2,565	2,757,375
Equinix, Inc.,
5.375%, 5/15/27	1,960	2,136,400
Uniti Group L.P. (a)(b),
7.125%, 12/15/24	2,500	2,123,438

		16,074,373

	Principal Amount (000s)	Value*

Food & Beverage—0.7%
Albertsons Cos. LLC,
6.625%, 6/15/24	$2,250	$2,106,563
Lamb Weston Holdings, Inc. (a)(b),
4.875%, 11/1/26	4,955	5,215,137
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	7,400	7,659,000
SUPERVALU, Inc.,
6.75%, 6/1/21	7,400	7,048,500

		22,029,200

Healthcare-Products—0.4%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	3,450	3,588,000
Hologic, Inc. (a)(b),
5.25%, 7/15/22	3,635	3,830,381
Teleflex, Inc.,
5.25%, 6/15/24	4,820	5,121,250

		12,539,631

Healthcare-Services—1.8%
Centene Corp.,
4.75%, 1/15/25	3,135	3,260,400
Community Health Systems, Inc.,
6.25%, 3/31/23	1,985	1,967,631
6.875%, 2/1/22	2,500	1,971,875
7.125%, 7/15/20	4,595	4,164,219
8.00%, 11/15/19	5,730	5,601,075
DaVita, Inc.,
5.125%, 7/15/24	8,370	8,349,075
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	5,785	6,030,862
6.25%, 12/1/24	2,420	2,604,525
HCA, Inc.,
7.50%, 2/15/22	8,185	9,410,213
Kindred Healthcare, Inc.,
6.375%, 4/15/22	6,493	5,908,630
8.75%, 1/15/23	2,630	2,465,362
Tenet Healthcare Corp.,
5.125%, 5/1/25 (a)(b)	2,280	2,254,350
8.125%, 4/1/22	7,010	7,150,200

		61,138,417

Home Builders—1.0%
Beazer Homes USA, Inc.,
5.875%, 10/15/27 (a)(b)	1,885	1,889,713
7.25%, 2/1/23	2,810	2,936,450
8.75%, 3/15/22	1,880	2,086,800
Brookfield Residential Properties, Inc. (a)(b),
6.125%, 7/1/22	4,765	5,003,250
6.50%, 12/15/20	8,735	8,964,294
CalAtlantic Group, Inc.,
5.875%, 11/15/24	2,665	2,921,506
8.375%, 5/15/18	4,650	4,847,625
KB Home,
8.00%, 3/15/20	5,535	6,253,332

		34,902,970

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	4,370	4,675,900

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Insurance—0.1%
CNO Financial Group, Inc.,
5.25%, 5/30/25	$4,025	$4,306,750

Internet—0.4%
Mood Media Borrower LLC, 6 mo. LIBOR + 14.00%, PIK 8.00% (d)(f)(j),
7/1/24	955	955,000
Symantec Corp. (a)(b),
5.00%, 4/15/25	5,155	5,403,110
Zayo Group LLC (a)(b),
5.75%, 1/15/27	7,190	7,639,375

		13,997,485

Internet & Catalog Retail—0.3%
Netflix, Inc.,
5.875%, 2/15/25	7,930	8,693,263

Iron/Steel—0.6%
AK Steel Corp.,
7.00%, 3/15/27	2,580	2,641,275
7.50%, 7/15/23	3,475	3,796,438
Steel Dynamics, Inc.,
5.50%, 10/1/24	1,270	1,362,075
United States Steel Corp.
6.875%, 8/15/25	5,420	5,569,050
8.375%, 7/1/21 (a)(b)	4,685	5,188,637

		18,557,475

Leisure—0.1%
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	2,100	2,112,495

Lodging—0.1%
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	3,800	3,966,250

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	5,330	5,623,150

Machinery-Diversified—0.1%
Tennant Co. (a)(b),
5.625%, 5/1/25	3,455	3,601,838
Zebra Technologies Corp.,
7.25%, 10/15/22	1,237	1,311,993

		4,913,831

Media—2.1%
Cablevision Systems Corp.,
8.00%, 4/15/20	6,250	6,945,313
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	1,625	1,651,406
5.50%, 5/1/26 (a)(b)	2,500	2,596,875
5.75%, 1/15/24	6,915	7,200,244
Clear Channel Worldwide Holdings, Inc., Ser. B,
6.50%, 11/15/22	6,610	6,841,350
DISH DBS Corp.,
5.875%, 7/15/22	4,880	5,197,200
6.75%, 6/1/21	6,000	6,615,000
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	8,235	8,502,637
LIN Television Corp.,
5.875%, 11/15/22	6,210	6,504,975

	Principal Amount (000s)	Value*

LiveStyle, Inc. (a)(b)(c)(f)(i)(n) (acquisition cost—$7,064,138; purchased 1/31/14-10/7/15)
9.625%, 2/1/19	$7,628	$47,675
McClatchy Co.,
9.00%, 12/15/22	7,035	7,298,812
Mediacom Broadband LLC,
6.375%, 4/1/23	2,700	2,821,500
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	3,000	3,112,500
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	4,790	4,909,750

		70,245,237

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	3,535	3,826,638
TriMas Corp. (a)(b),
4.875%, 10/15/25	1,885	1,903,850

		5,730,488

Mining—0.7%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	4,205	4,678,062
7.00%, 9/30/26	950	1,080,625
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,635	1,614,056
3.875%, 3/15/23	7,645	7,568,550
Hudbay Minerals, Inc. (a)(b),
7.25%, 1/15/23	1,515	1,621,050
7.625%, 1/15/25	4,030	4,382,706
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,500	1,683,750

		22,628,799

Miscellaneous Manufacturing—0.1%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	3,600	3,879,000

Oil, Gas & Consumable Fuels—3.4%
AmeriGas Partners L.P.,
5.875%, 8/20/26	3,185	3,328,325
BreitBurn Energy Partners L.P. (c),
7.875%, 4/15/22	1,870	102,850
8.625%, 10/15/20	5,475	301,125
Callon Petroleum Co.,
6.125%, 10/1/24	3,280	3,444,000
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	9,925	9,745,109
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	5,175	5,278,500
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	6,266,925
8.00%, 1/15/25 (a)(b)	2,465	2,495,813
Cobalt International Energy, Inc. (a)(b),
7.75%, 12/1/23	9,216	5,898,240
10.75%, 12/1/21	11,500	11,212,500
Continental Resources, Inc.,
5.00%, 9/15/22	3,285	3,350,700
CVR Refining LLC,
6.50%, 11/1/22	4,525	4,638,125
Ensco PLC,
5.20%, 3/15/25	805	680,225

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

EP Energy LLC,
9.375%, 5/1/20	$8,765	$7,340,687
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,490	2,586,488
Noble Holding International Ltd.,
7.75%, 1/15/24	2,690	2,400,825
Oasis Petroleum, Inc.,
6.875%, 3/15/22	5,705	5,833,363
Range Resources Corp.,
4.875%, 5/15/25	7,750	7,672,500
Rice Energy, Inc.,
6.25%, 5/1/22	8,045	8,417,081
Sable Permian Resources LLC (a)(b),
7.375%, 11/1/21	5,000	4,337,500
Sanchez Energy Corp.,
6.125%, 1/15/23	6,240	5,397,600
Stone Energy Corp.,
7.50%, 5/31/22	1,168	1,132,894
Sunoco L.P.,
6.375%, 4/1/23	9,115	9,730,262
Vanguard Natural Resources LLC (d)(f),
7.875%, 4/1/20	7,305	—
Weatherford International Ltd.,
8.25%, 6/15/23	2,170	2,240,525

		113,832,162

Paper & Forest Products—0.2%
Mercer International, Inc.,
7.75%, 12/1/22	6,880	7,327,200

Pharmaceuticals—0.8%
Endo Finance LLC (a)(b),
5.375%, 1/15/23	8,010	6,568,200
Horizon Pharma, Inc.,
6.625%, 5/1/23	8,115	7,952,700
Valeant Pharmaceuticals International, Inc. (a)(b),
6.125%, 4/15/25	6,280	5,534,250
7.50%, 7/15/21	6,450	6,450,000

		26,505,150

Pipelines—0.7%
Andeavor Logistics L.P.,
6.125%, 10/15/21	2,715	2,803,237
6.25%, 10/15/22	4,800	5,130,000
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	2,790	2,859,750
Energy Transfer Equity L.P.,
5.875%, 1/15/24	5,259	5,673,146
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	5,648	6,300,425

		22,766,558

Real Estate—0.8%
Equinix, Inc.,
5.375%, 1/1/22	3,855	4,051,605
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	5,525	5,656,219
iStar, Inc.,
7.125%, 2/15/18	3,805	3,877,961
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	7,213	7,456,438
Uniti Group L.P.,
8.25%, 10/15/23	6,230	5,529,125

		26,571,348

	Principal Amount (000s)	Value*

Retail—1.0%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	$2,760	$2,822,100
5.00%, 10/15/25, Ser. OCT	3,095	3,164,637
Conn’s, Inc.,
7.25%, 7/15/22	7,620	7,467,600
Dollar Tree, Inc.,
5.75%, 3/1/23	7,915	8,386,734
KFC Holding Co. (a)(b),
4.75%, 6/1/27	4,140	4,274,550
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	3,575,250
Rite Aid Corp.,
9.25%, 3/15/20	3,000	3,097,500

		32,788,371

Semiconductors—1.1%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24	4,500	4,781,250
7.50%, 8/15/22	1,670	1,895,450
Amkor Technology, Inc.,
6.375%, 10/1/22	6,010	6,231,168
Broadcom Corp. (a)(b),
3.875%, 1/15/27	7,955	8,205,249
Micron Technology, Inc. (a)(b),
5.25%, 8/1/23	1,140	1,194,720
Qorvo, Inc.,
7.00%, 12/1/25	6,945	7,952,025
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	5,810	6,420,050

		36,679,912

Software—1.4%
Activision Blizzard, Inc. (a)(b),
6.125%, 9/15/23	3,770	4,044,266
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	4,550	4,914,000
First Data Corp. (a)(b),
7.00%, 12/1/23	8,610	9,215,283
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	6,300	6,622,875
MSCI, Inc. (a)(b),
5.25%, 11/15/24	5,620	6,013,400
Open Text Corp. (a)(b),
5.625%, 1/15/23	6,695	7,046,488
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	3,355	3,585,656
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	4,375	4,639,359

		46,081,327

Specialty Retail—0.1%
L Brands, Inc.,
6.875%, 11/1/35	3,190	3,126,200

Telecommunications—3.1%
CenturyLink, Inc.,
6.75%, 12/1/23, Ser. W	2,000	2,030,676
7.50%, 4/1/24, Ser. Y	5,230	5,427,223
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	5,510	5,399,800
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	4,460	4,482,300
6.00%, 6/15/25	5,940	6,378,075

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Consolidated Communications, Inc.,
6.50%, 10/1/22	$7,940	$7,672,025
Frontier Communications Corp.,
10.50%, 9/15/22	9,315	8,150,625
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	4,435	4,723,275
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	8,640	9,843,293
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	3,500	2,983,750
Level 3 Financing, Inc.,
5.375%, 5/1/25	6,275	6,467,172
Sprint Capital Corp.,
6.875%, 11/15/28	4,415	4,955,837
Sprint Communications, Inc.,
6.00%, 11/15/22	3,925	4,237,822
11.50%, 11/15/21	4,360	5,563,622
Sprint Corp.,
7.125%, 6/15/24	2,250	2,536,875
T-Mobile USA, Inc.,
6.625%, 4/1/23	4,000	4,220,080
6.836%, 4/28/23	6,405	6,781,294
West Corp. (a)(b),
5.375%, 7/15/22	7,935	8,034,187
Windstream Services LLC,
7.50%, 6/1/22	3,755	2,825,638
7.50%, 4/1/23	2,125	1,535,313

		104,248,882

Transportation—0.2%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	2,045	2,142,137
6.50%, 6/15/22	4,245	4,473,169

		6,615,306

Total Corporate Bonds & Notes (cost—$1,058,363,178)		1,044,325,598

CONVERTIBLE BONDS & NOTES—24.3%

Apparel & Textiles—0.1%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	4,185	4,164,075

Auto Manufacturers—0.7%
Tesla, Inc.,
0.25%, 3/1/19	8,930	9,828,581
1.25%, 3/1/21	9,965	11,247,994
2.375%, 3/15/22	2,550	3,138,094

		24,214,669

Biotechnology—1.2%
Acorda Therapeutics, Inc.,
1.75%, 6/15/21	945	857,588
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	5,500	4,413,750
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	1,485	1,508,203
0.75%, 10/15/18	7,730	8,662,431
1.50%, 10/15/20	1,000	1,201,875
Illumina, Inc.,
0.50%, 6/15/21	7,765	8,866,659
Innoviva, Inc.,
2.125%, 1/15/23	1,360	1,333,650
2.50%, 8/15/25 (a)(b)	2,970	3,135,206
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	4,000	3,110,000

	Principal Amount (000s)	Value*

Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	$5,170	$5,473,737
Medicines Co.,
2.50%, 1/15/22	1,140	1,444,238
2.75%, 7/15/23	630	665,438

		40,672,775

Building Materials—0.3%
Cemex S.A.B de C.V.,
3.75%, 3/15/18	7,905	9,056,166

Commercial Services—0.7%
Cardtronics, Inc.,
1.00%, 12/1/20	1,500	1,389,375
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	7,012,500
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	3,410	3,320,488
2.875%, 7/15/19	5,500	5,867,812
Square, Inc. (a)(b),
0.375%, 3/1/22	3,335	4,696,097

		22,286,272

Computers—0.2%
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	4,450	4,463,906
Lumentum Holdings, Inc. (a)(b),
0.25%, 3/15/24	465	535,041

		4,998,947

Diversified Financial Services—0.5%
Blackhawk Network Holdings, Inc.,
1.50%, 1/15/22	7,760	8,691,200
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	6,960,000
3.25%, 3/15/22 (a)(b)	1,970	2,276,581

		17,927,781

Electronics—0.1%
OSI Systems, Inc. (a)(b),
1.25%, 9/1/22	2,285	2,479,225

Energy-Alternate Sources—0.5%
NextEra Energy Partners L.P. (a)(b),
1.50%, 9/15/20	4,800	4,704,000
SolarCity Corp.,
1.625%, 11/1/19	10,475	9,951,250
SunEdison, Inc. (a)(b)(c)(i),
0.25%, 1/15/20 (acquisition cost— $11,410,803; purchased 4/10/15-5/26/15)	9,565	227,647
2.625%, 6/1/23 (acquisition cost— $11,407,508; purchased 5/13/15-5/22/15)	11,270	268,226
3.375%, 6/1/25 (acquisition cost— $4,491,758; purchased 5/22/15-10/7/15)	4,565	108,647

		15,259,770

Engineering & Construction—0.3%
Dycom Industries, Inc.,
0.75%, 9/15/21	8,305	9,478,081

Equity Real Estate Investment Trusts (REITs)—0.5%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	6,025	6,586,078
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	930	952,092

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Starwood Property Trust, Inc.,
4.55%, 3/1/18	$3,215	$3,419,957
Two Harbors Investment Corp.,
6.25%, 1/15/22	5,000	5,375,000

		16,333,127

Healthcare Providers & Services—0.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	3,435	3,430,706

Healthcare-Products—0.8%
Hologic, Inc. (h),
zero coupon, 12/15/43	7,495	9,059,581
NuVasive, Inc.,
2.25%, 3/15/21	7,265	8,295,722
Wright Medical Group, Inc.,
2.00%, 2/15/20	9,435	10,242,872

		27,598,175

Healthcare-Services—0.3%
Molina Healthcare, Inc.,
1.125%, 1/15/20	6,420	11,118,638
Teladoc, Inc. (a)(b),
3.00%, 12/15/22	485	528,953

		11,647,591

Home Builders—0.3%
CalAtlantic Group, Inc.,
0.25%, 6/1/19	1,705	1,641,062
1.625%, 5/15/18	2,875	3,475,156
KB Home,
1.375%, 2/1/19	5,375	5,667,266

		10,783,484

Hotels, Restaurants & Leisure—0.0%
Credit Suisse AG (MGM Resorts International) (f)(m),
zero coupon, 11/19/20	1,000	1,005,400

Internet—3.7%
Altaba, Inc.,
zero coupon, 12/1/18	9,975	12,967,500
Ctrip.com International Ltd.,
1.25%, 9/15/22	10,635	11,479,153
FireEye, Inc.,
1.00%, 6/1/35, Ser. A	4,035	3,830,728
1.625%, 6/1/35, Ser. B	4,650	4,336,125
IAC FinanceCo, Inc. (a)(b),
0.875%, 10/1/22	5,445	5,679,816
Liberty Expedia Holdings, Inc. (a)(b),
1.00%, 6/30/47	5,580	5,960,137
Palo Alto Networks, Inc.,
zero coupon, 7/1/19	4,305	5,946,281
Priceline Group, Inc.,
0.35%, 6/15/20	1,530	2,215,631
0.90%, 9/15/21	19,900	22,885,000
Twitter, Inc.,
0.25%, 9/15/19	4,500	4,275,000
1.00%, 9/15/21	9,690	8,945,081
VeriSign, Inc.,
4.702%, 8/15/37	5,075	15,814,969
Vipshop Holdings Ltd.,
1.50%, 3/15/19	9,665	9,538,147
Wayfair, Inc. (a)(b),
0.375%, 9/1/22	1,000	971,250
Zillow Group, Inc. (a)(b),
2.00%, 12/1/21	6,850	7,445,094

		122,289,912

	Principal Amount (000s)	Value*

Iron/Steel—0.1%
Allegheny Technologies, Inc.,
4.75%, 7/1/22	$1,140	$2,091,900

Machinery-Diversified—0.1%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	3,168,956

Media—1.5%
DISH Network Corp.,
2.375%, 3/15/24 (a)(b)	10,985	10,943,806
3.375%, 8/15/26	9,755	10,962,182
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	7,175	8,538,250
Liberty Media Corp-Liberty Formula One (a)(b),
1.00%, 1/30/23	4,195	5,007,781
Liberty Media Corp.,
1.375%, 10/15/23	10,075	12,239,110
2.25%, 9/30/46	2,580	2,754,150

		50,445,279

Metal Fabricate/Hardware—0.2%
RTI International Metals, Inc.,
1.625%, 10/15/19	4,715	5,271,959

Mining—0.0%
Royal Gold, Inc.,
2.875%, 6/15/19	500	554,375

Miscellaneous Manufacturing—0.1%
Trinity Industries, Inc.,
3.875%, 6/1/36	2,230	3,000,744

Oil, Gas & Consumable Fuels—1.1%
Chesapeake Energy Corp. (a)(b),
5.50%, 9/15/26	7,865	7,255,462
Ensco Jersey Finance Ltd. (a)(b),
3.00%, 1/31/24	5,285	4,505,463
Helix Energy Solutions Group, Inc.,
4.25%, 5/1/22	4,510	4,464,900
Nabors Industries, Inc. (a)(b),
0.75%, 1/15/24	8,145	6,643,266
Oasis Petroleum, Inc.,
2.625%, 9/15/23	6,680	7,289,550
Weatherford International Ltd.,
5.875%, 7/1/21	7,080	7,748,175

		37,906,816

Pharmaceuticals—1.8%
Clovis Oncology, Inc.,
2.50%, 9/15/21	2,985	4,615,556
Herbalife Ltd.,
2.00%, 8/15/19	7,690	7,714,070
Impax Laboratories, Inc.,
2.00%, 6/15/22	9,060	8,187,975
Jazz Investments I Ltd.,
1.50%, 8/15/24 (a)(b)	11,585	11,425,707
1.875%, 8/15/21	9,950	10,515,906
Neurocrine Biosciences, Inc. (a)(b),
2.25%, 5/15/24	7,080	8,075,625
Pacira Pharmaceuticals, Inc. (a)(b),
2.375%, 4/1/22	4,180	4,101,625
Teva Pharmaceutical Finance Co. LLC, Ser. C,
0.25%, 2/1/26	7,285	6,602,031

		61,238,495

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Pipelines—0.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45	$12,605	$8,791,987

Retail—0.2%
RH (a)(b),
zero coupon, 7/15/20	7,540	6,470,262

Semiconductors—4.5%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	4,885	8,664,769
Cypress Semiconductor Corp.,
4.50%, 1/15/22	4,700	6,148,188
Inphi Corp.,
0.75%, 9/1/21 (a)(b)	5,535	5,697,591
1.125%, 12/1/20	2,025	2,489,484
Integrated Device Technology, Inc.,
0.875%, 11/15/22	6,325	6,775,656
Intel Corp.,
3.25%, 8/1/39	12,155	22,357,664
3.493%, 12/15/35	4,485	6,391,125
Lam Research Corp.,
1.25%, 5/15/18	3,880	11,877,650
Microchip Technology, Inc. (a)(b),
1.625%, 2/15/27	19,605	23,905,847
Micron Technology, Inc., Ser. G,
3.00%, 11/15/43	18,647	25,861,058
ON Semiconductor Corp.,
1.00%, 12/1/20	825	988,453
1.625%, 10/15/23 (a)(b)	9,290	10,834,462
Synaptics, Inc. (a)(b),
0.50%, 6/15/22	7,195	6,542,953
Teradyne, Inc. (a)(b),
1.25%, 12/15/23	4,075	5,442,672
Veeco Instruments, Inc.,
2.70%, 1/15/23	4,690	4,508,263

		148,485,835

Software—2.8%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	7,525	7,327,506
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	6,585	6,996,562
Citrix Systems, Inc.,
0.50%, 4/15/19	10,505	12,212,062
HubSpot, Inc. (a)(b),
0.25%, 6/1/22	2,760	3,061,875
Nuance Communications, Inc.,
1.00%, 12/15/35	5,560	5,233,350
1.25%, 4/1/25 (a)(b)	3,535	3,433,369
RealPage, Inc. (a)(b),
1.50%, 11/15/22	835	974,863
Red Hat, Inc.,
0.25%, 10/1/19	6,680	10,312,250
Salesforce.com, Inc.,
0.25%, 4/1/18	10,580	14,884,737
ServiceNow, Inc.,
zero coupon, 11/1/18	2,780	4,477,538
zero coupon, 6/1/22 (a)(b)	8,090	8,742,256
Verint Systems, Inc.,
1.50%, 6/1/21	6,875	6,754,688
Workday, Inc.,
0.25%, 10/1/22 (a)(b)	4,000	3,987,500
0.75%, 7/15/18	4,095	5,364,450

		93,763,006

	Principal Amount (000s)	Value*

Telecommunications—0.7%
Ciena Corp.,
3.75%, 10/15/18	$1,345	$1,629,972
Finisar Corp. (a)(b),
0.50%, 12/15/36	13,830	13,000,200
Viavi Solutions, Inc.,
0.625%, 8/15/33	9,815	10,305,750

		24,935,922

Transportation—0.6%
Atlas Air Worldwide Holdings, Inc.,
2.25%, 6/1/22	3,880	4,699,650
Echo Global Logistics, Inc.,
2.50%, 5/1/20	3,345	3,234,197
Greenbrier Cos., Inc. (a)(b),
2.875%, 2/1/24	2,480	2,799,300
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	3,839,400
Scorpio Tankers, Inc. (a)(b),
2.375%, 7/1/19	4,440	4,009,875

		18,582,422

Total Convertible Bonds & Notes (cost-$874,575,184)		808,334,114

	Shares

CONVERTIBLE PREFERRED STOCK—5.9%

Aerospace & Defense—0.2%
Arconic, Inc.,
5.375%, 10/1/17	182,215	7,088,164

Agriculture—0.0%
Bunge Ltd. (e),
4.875%	3,125	325,195

Banks—0.6%
Bank of America Corp., Ser. L (e),
7.25%	4,415	5,745,990
Wells Fargo & Co., Ser. L (e),
7.50%	11,155	14,668,825

		20,414,815

Commercial Services & Supplies—0.2%
Stericycle, Inc.,
5.25%, 9/15/18	91,075	5,358,853

Computers—0.4%
NCR Corp., Ser. A PIK 5.50% (e),
5.50%	8,339	12,091,550

Diversified Telecommunication Services—0.1%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	158,090	3,041,652

Electric Utilities—0.4%
Dominion Energy, Inc., Ser. A,
6.75%, 8/15/19	95,000	4,821,250
NextEra Energy, Inc.,
6.123%, 9/1/19	183,635	10,151,343

		14,972,593

Electronic Equipment, Instruments & Components—0.3%
Belden, Inc.,
6.75%, 7/15/19	100,925	10,905,955

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Equity Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.,
5.50%, 2/15/18	81,795	$9,985,534
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	11,285	12,052,380
Welltower, Inc.,, Ser. I (e),
6.50%	25,875	1,641,251

		23,679,165

Food & Beverage—0.4%
Post Holdings, Inc. (e),
2.50%	64,725	10,720,078
3.75%	8,940	1,655,018

		12,375,096

Hand/Machine Tools—0.3%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	95,400	10,937,610

Healthcare Providers & Services—0.2%
Anthem, Inc.,
5.25%, 5/1/18	114,220	5,972,564

Healthcare-Products—0.5%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	290,980	16,062,096

Independent Power Producers & Energy Traders—0.1%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	68,515	2,271,272

Oil, Gas & Consumable Fuels—0.4%
Hess Corp.,
8.00%, 2/1/19	115,735	6,823,735
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	103,505	4,404,138
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	233,685	3,332,348

		14,560,221

Pharmaceuticals—0.8%
Allergan PLC, Ser. A,
5.50%, 3/1/18	28,090	20,725,364
Teva Pharmaceutical Industries Ltd.,
7.00%, 12/15/18	13,035	4,530,314

		25,255,678

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	113,755	11,365,262

Total Convertible Preferred Stock (cost—$249,247,732)		196,677,741

PREFERRED STOCK (a)(d)(f)(k)(n)—0.6%

Media—0.6%
LiveStyle, Inc., Ser. A	18,676	1,867,600
LiveStyle, Inc., Ser. B	171,344	17,134,400
LiveStyle, Inc., Ser. B	8,000	80

Total Preferred Stock (cost—$26,629,464)		19,002,080

	Units	Value*

WARRANTS (d)(f)(k)—0.0%

Commercial Services—0.0%
Cenveo, Corp., strike price $12.00, expires 6/10/24 (a)	858,030	$161,095

Media—0.0%
LiveStyle, Inc. Ser. C, expires 11/30/21(a)(n)	43,500	5

Semiconductors—0.0%
GT Advanced Technologies, Inc.,
expires 10/1/17	2,860,795	—

Total Warrants (cost—$237,932)		161,100

	Shares

EQUITY-LINKED SECURITIES (d)(f)(k)—0.0%

Coal—0.0%
Arch Coal, Inc., expires 10/5/23	4,002	97,170

Oil, Gas & Consumable Fuels—0.0%
Energy XXI Gulf Coast, Inc., expires 12/30/21	14,350	2,281

Total Equity-Linked Securities (cost—$601,986)		99,451

	Principal Amount (000s)

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $94,739,947; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $96,635,770 including accrued interest (cost—$94,739,000)	$94,739	94,739,000

Total Investments, before options written (cost—$3,644,240,760)—99.9%		3,326,526,722

Total Options Written—(0.1)% (premiums received—$1,462,819) (k)(l)(o)		(1,604,618)

Total Investments, net of options written (cost—$3,642,777,941)—99.8%		3,324,922,104

Other assets less other liabilities—0.2%		5,504,665

Net Assets-100.0%		$3,330,426,769

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $664,770,813, representing 20.0% of net assets.

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2017 (unaudited) (continued)

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $625,383,927, representing 18.8% of net assets.
(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $24,314,157, representing 0.7% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(i)	Restricted. The aggregate acquisition cost of such securities is $35,796,364. The aggregate value is $1,557,709, representing less than 0.05% of net assets.
(j)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on September 30, 2017.
(k)	Non-income producing.
(l)	Exchange traded-Chicago Board Options Exchange.
(m)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(n)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.6% of net assets.
(o)	Exchange traded option contracts outstanding at September 30, 2017:

Options written contracts outstanding at September 30, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call Options:
AbbVie, Inc.	91.00 USD	10/20/17	(1,870)	$(187,000)	$(141,185)	$(81,583)	$(59,602)
Adobe Systems, Inc.	167.50 USD	10/20/17	(875)	(87,500)	(4,812)	(69,245)	64,433
Alibaba Group Holding Ltd.	190.00 USD	10/20/17	(690)	(69,000)	(24,495)	(92,143)	67,648
Amgen, Inc.	197.50 USD	10/20/17	(870)	(87,000)	(13,485)	(64,995)	51,510
Apple, Inc.	165.00 USD	10/20/17	(1,180)	(118,000)	(23,031)	(23,031)	—
Bank of America Corp.	26.50 USD	10/20/17	(5,960)	(596,000)	(71,520)	(66,503)	(5,017)
Boeing Co.	260.00 USD	10/20/17	(600)	(60,000)	(98,100)	(65,974)	(32,126)
Broadcom Ltd.	265.00 USD	10/20/17	(540)	(54,000)	(25,650)	(41,740)	16,090
Caterpillar, Inc.	125.00 USD	10/20/17	(970)	(97,000)	(145,015)	(71,020)	(73,995)
Chemours Co.	55.00 USD	10/20/17	(1,195)	(119,500)	(19,512)	(19,512)	—
Facebook, Inc.	172.50 USD	10/20/17	(985)	(98,500)	(251,175)	(98,476)	(152,699)
Home Depot, Inc.	170.00 USD	11/17/17	(910)	(91,000)	(148,785)	(116,439)	(32,346)
Intel Corp.	38.50 USD	10/20/17	(1,885)	(188,500)	(58,435)	(21,976)	(36,459)
JPMorgan Chase & Co.	99.00 USD	10/20/17	(600)	(60,000)	(17,100)	(15,593)	(1,507)
McDonald’s Corp.	162.50 USD	10/20/17	(675)	(67,500)	(15,571)	(15,571)	—
MGM Resorts International	35.00 USD	10/20/17	(1,740)	(174,000)	(17,400)	(38,503)	21,103
Microsoft Corp.	78.00 USD	10/20/17	(2,415)	(241,500)	(28,980)	(48,633)	19,653
NVIDIA Corp.	215.00 USD	10/20/17	(670)	(67,000)	(8,040)	(67,419)	59,379
Oracle Corp.	57.50 USD	10/20/17	(1,375)	(137,500)	(33,396)	(33,396)	—
PepsiCo, Inc.	118.00 USD	10/20/17	(570)	(57,000)	(5,130)	(11,946)	6,816
Prudential Financial, Inc.	110.00 USD	10/20/17	(510)	(51,000)	(23,205)	(27,620)	4,415
Square, Inc.	29.00 USD	10/20/17	(1,355)	(135,500)	(108,400)	(55,755)	(52,645)
Take-Two Interactive Software, Inc.	110.00 USD	10/20/17	(750)	(75,000)	(24,375)	(29,968)	5,593
Texas Instruments, Inc.	95.00 USD	11/17/17	(1,360)	(136,000)	(85,000)	(82,222)	(2,778)
Union Pacific Corp.	125.00 USD	11/17/17	(985)	(98,500)	(56,408)	(56,408)	—
UnitedHealth Group, Inc.	202.50 USD	10/20/17	(825)	(82,500)	(99,825)	(62,961)	(36,864)
Valero Energy Corp.	80.00 USD	10/20/17	(1,155)	(115,500)	(43,313)	(29,497)	(13,816)
Visa, Inc.	110.00 USD	10/20/17	(1,475)	(147,500)	(13,275)	(54,690)	41,415

	Total options written contracts				$(1,604,618)	$(1,462,819)	$(141,799)

Glossary:

ADR—American Depositary Receipt

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.9%

Aerospace & Defense—1.5%
L3 Technologies, Inc.	23,755	$4,476,155

Air Freight & Logistics—2.4%
XPO Logistics, Inc. (a)	104,265	7,067,082

Banks—3.6%
First Republic Bank	56,465	5,898,334
Signature Bank (a)	39,260	5,026,850

		10,925,184

Biotechnology—3.3%
Clovis Oncology, Inc. (a)	33,520	2,762,048
Exact Sciences Corp. (a)	64,520	3,040,183
Incyte Corp. (a)	35,330	4,124,424

		9,926,655

Building Products—1.2%
AO Smith Corp.	59,315	3,525,090

Capital Markets—3.8%
E*TRADE Financial Corp. (a)	143,925	6,276,569
SEI Investments Co.	83,115	5,075,002

		11,351,571

Chemicals—3.9%
Albemarle Corp.	43,740	5,962,199
Chemours Co.	113,510	5,744,741

		11,706,940

Communications Equipment—1.0%
Lumentum Holdings, Inc. (a)	57,850	3,144,148

Construction Materials—1.0%
Vulcan Materials Co.	25,850	3,091,660

Consumer Finance—1.7%
Synchrony Financial	169,175	5,252,884

Containers & Packaging—1.5%
Berry Global Group, Inc. (a)	79,780	4,519,537

Diversified Financial Services—1.2%
MarketAxess Holdings, Inc.	19,665	3,628,389

Electrical Equipment—1.9%
AMETEK, Inc.	84,360	5,571,134

Electronic Equipment, Instruments & Components—6.5%
Coherent, Inc. (a)	22,620	5,319,545
Dolby Laboratories, Inc., Class A	110,230	6,340,430
Flex Ltd. (a)	263,150	4,360,395
IPG Photonics Corp. (a)	19,430	3,595,716

		19,616,086

Equity Real Estate Investment Trusts (REITs)—3.6%
DCT Industrial Trust, Inc.	52,525	3,042,248
Equinix, Inc.	17,310	7,725,453

		10,767,701

Food Products—3.3%
Blue Buffalo Pet Products, Inc. (a)	228,776	6,485,799
Snyder’s-Lance, Inc.	93,770	3,576,388

		10,062,187

Healthcare Equipment & Supplies—8.6%
Align Technology, Inc. (a)	21,185	3,946,130
DexCom, Inc. (a)	77,195	3,776,765
Edwards Lifesciences Corp. (a)	53,395	5,836,607
Hill-Rom Holdings, Inc.	64,750	4,791,500
IDEXX Laboratories, Inc. (a)	28,010	4,355,275
Nevro Corp. (a)	35,085	3,188,525

		25,894,802

	Shares	Value*

Healthcare Providers & Services—2.2%
Henry Schein, Inc. (a)	80,080	$6,565,759

Hotels, Restaurants & Leisure—4.5%
Aramark	112,150	4,554,412
Cedar Fair L.P.	69,390	4,449,287
Royal Caribbean Cruises Ltd.	38,045	4,509,854

		13,513,553

Household Durables—3.9%
Mohawk Industries, Inc. (a)	25,105	6,213,739
Newell Brands, Inc.	132,645	5,659,962

		11,873,701

Internet Software & Services—1.6%
Trade Desk, Inc., Class A (a)	77,590	4,772,561

IT Services—4.3%
Fidelity National Information Services, Inc.	72,580	6,778,246
Vantiv, Inc., Class A (a)	85,905	6,053,726

		12,831,972

Life Sciences Tools & Services—1.7%
Bruker Corp.	172,370	5,128,008

Machinery—1.3%
Nordson Corp.	32,790	3,885,615

Multi-Line Retail—2.5%
Dollar Tree, Inc. (a)	88,155	7,653,617

Pharmaceuticals—1.9%
Catalent, Inc. (a)	140,655	5,614,948

Professional Services—2.7%
Equifax, Inc.	48,885	5,181,321
Verisk Analytics, Inc., Class A (a)	36,325	3,032,200

		8,213,521

Real Estate Management & Development—1.4%
CBRE Group, Inc., Class A (a)	108,715	4,118,124

Semiconductors & Semiconductor Equipment—6.0%
MACOM Technology Solutions Holdings, Inc. (a)	77,071	3,438,137
MKS Instruments, Inc.	51,015	4,818,367
Monolithic Power Systems, Inc.	33,215	3,539,058
Skyworks Solutions, Inc.	59,925	6,106,358

		17,901,920

Software—9.2%
Activision Blizzard, Inc.	120,855	7,796,356
PTC, Inc. (a)	73,545	4,139,112
Snap, Inc., Class A (a)	172,770	2,512,076
Splunk, Inc. (a)	61,965	4,116,335
Symantec Corp.	188,785	6,194,036
Zynga, Inc., Class A (a)	786,445	2,972,762

		27,730,677

Technology Hardware, Storage & Peripherals—2.2%
NetApp, Inc.	148,150	6,483,044

Textiles, Apparel & Luxury Goods—3.0%
Coach, Inc.	111,600	4,495,248
Hanesbrands, Inc.	182,945	4,507,765

		9,003,013

Trading Companies & Distributors—1.5%
United Rentals, Inc. (a)	31,490	4,368,923

Total Common Stock (cost—$247,297,718)		300,186,161

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.2%
State Street Bank and Trust Co.,dated 9/29/17, 0.12%, due 10/2/17, proceeds $631,006; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $648,278 including accrued interest (cost—$631,000)	$631	$631,000

Total Investments (cost—$247,928,718)—100.1%		300,817,161

Liabilities in excess of other assets—(0.1)%		(265,057)

Net Assets-100.0%		$300,552,104

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Aerospace & Defense—3.9%
General Dynamics Corp.	270,900	$55,691,622
United Technologies Corp.	446,000	51,771,680

		107,463,302

Automobiles—2.0%
General Motors Co.	1,341,300	54,161,694

Banks—17.3%
Bank of America Corp.	2,132,400	54,035,016
BB&T Corp.	1,183,700	55,562,878
Citigroup, Inc.	1,126,700	81,956,158
JPMorgan Chase & Co.	1,143,200	109,187,032
SunTrust Banks, Inc.	953,300	56,978,741
U.S. Bancorp	1,053,100	56,435,629
Wells Fargo & Co.	1,033,200	56,980,980

		471,136,434

Beverages—1.9%
Dr. Pepper Snapple Group, Inc.	592,500	52,418,475

Biotechnology—2.0%
AbbVie, Inc.	618,100	54,924,366

Capital Markets—4.1%
Ameriprise Financial, Inc.	379,341	56,335,932
Morgan Stanley	1,171,700	56,440,789

		112,776,721

Chemicals—2.1%
Eastman Chemical Co.	619,300	56,040,457

Communications Equipment—2.1%
Cisco Systems, Inc.	1,682,200	56,572,386

Consumer Finance—2.1%
American Express Co.	626,500	56,673,190

Containers & Packaging—2.0%
International Paper Co.	954,500	54,234,690

Diversified Telecommunication Services—4.1%
AT&T, Inc.	1,436,857	56,281,689
Verizon Communications, Inc.	1,125,300	55,691,097

		111,972,786

Electric Utilities—3.8%
American Electric Power Co., Inc.	721,100	50,650,064
Entergy Corp.	686,600	52,428,776

		103,078,840

Electrical Equipment—2.0%
Eaton Corp. PLC	703,500	54,021,765

Energy Equipment & Services—2.1%
Schlumberger Ltd.	809,300	56,456,768

Food & Staples Retailing—1.9%
Wal-Mart Stores, Inc.	675,700	52,799,198

	Shares	Value*

Healthcare Equipment & Supplies—1.9%
Medtronic PLC	655,600	$50,986,012

Healthcare Providers & Services—3.7%
Aetna, Inc.	340,700	54,174,707
Quest Diagnostics, Inc.	498,100	46,642,084

		100,816,791

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	763,374	49,291,059

Household Products—2.0%
Procter & Gamble Co.	584,800	53,205,104

Industrial Conglomerates—2.1%
Honeywell International, Inc.	395,700	56,086,518

Insurance—4.8%
Everest Re Group Ltd.	115,900	26,470,401
MetLife, Inc.	1,004,200	52,168,190
Travelers Cos., Inc.	422,300	51,740,196

		130,378,787

Media—1.8%
CBS Corp., Class B	829,602	48,116,916

Multi-Utilities—1.9%
Public Service Enterprise Group, Inc.	1,146,600	53,030,250

Oil, Gas & Consumable Fuels—10.1%
Chevron Corp.	461,700	54,249,750
ConocoPhillips	1,084,500	54,279,225
Exxon Mobil Corp.	700,600	57,435,188
Royal Dutch Shell PLC, Class A ADR	1,797,100	108,868,318

		274,832,481

Pharmaceuticals—4.0%
Johnson & Johnson	404,800	52,628,048
Pfizer, Inc.	1,593,885	56,901,694

		109,529,742

Road & Rail—2.0%
Kansas City Southern	503,000	54,666,040

Semiconductors & Semiconductor Equipment—4.1%
Intel Corp.	1,463,174	55,717,666
Lam Research Corp.	304,400	56,326,176

		112,043,842

Software—1.9%
Oracle Corp.	1,070,700	51,768,345

Technology Hardware, Storage & Peripherals—3.9%
Apple, Inc.	326,000	50,243,120
HP, Inc.	2,776,000	55,408,960

		105,652,080

Total Common Stock (cost—$2,247,731,075)		2,705,135,039

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2017 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $29,776,298; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $30,375,134 including accrued interest (cost—$29,776,000)	$29,776	$29,776,000

Total Investments (cost—$2,277,507,075)—100.5%		2,734,911,039

Liabilities in excess of other assets—(0.5)%		(13,165,718)

Net Assets—100.0%		$2,721,745,321

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Australia—3.7%
Macquarie Group Ltd.	112,563	$8,059,059
QBE Insurance Group Ltd.	903,700	7,124,377

		15,183,436

Brazil—1.1%
BB Seguridade Participacoes S.A. ADR	486,170	4,370,668

Canada—11.4%
Canadian Pacific Railway Ltd.	27,130	4,558,654
Magna International, Inc.	172,300	9,197,374
Manulife Financial Corp.	438,668	8,900,574
Open Text Corp.	123,190	3,977,805
Toronto-Dominion Bank	291,140	16,382,448
TransCanada Corp.	90,300	4,463,529

		47,480,384

China—8.9%
China Construction Bank Corp., Class H	6,631,100	5,539,964
China Mobile Ltd.	796,100	8,081,970
China Shenhua Energy Co., Ltd., Class H	2,952,500	6,980,734
China State Construction International Holdings Ltd.	2,620,000	3,830,333
ENN Energy Holdings Ltd.	555,000	4,020,768
Lee & Man Paper Manufacturing Ltd.	3,378,000	4,346,418
Sinopec Shanghai Petrochemical Co., Ltd., Class H	6,708,900	4,008,214

		36,808,401

Colombia—0.9%
Bancolombia S.A. ADR	78,350	3,587,646

Denmark—0.9%
Danske Bank A/S	95,818	3,839,769

France—9.2%
Atos SE	25,328	3,928,575
AXA S.A.	272,231	8,230,122
Capgemini SE	74,175	8,695,131
Cie Generale des Etablissements Michelin	53,607	7,821,341
Danone S.A.	121,452	9,539,307

		38,214,476

Germany—10.5%
BASF SE	41,100	4,378,639
Bayer AG	68,419	9,346,261
Continental AG	17,025	4,323,826
Covestro AG (a)	50,076	4,309,073
Fresenius Medical Care AG & Co. KGaA	45,274	4,426,272
Henkel AG & Co. KGaA	37,067	4,513,683
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,149	7,950,852
Siemens AG	29,949	4,226,084

		43,474,690

	Shares	Value*

Hong Kong—3.9%
BOC Hong Kong Holdings Ltd.	1,624,400	$7,912,444
CK Hutchison Holdings Ltd.	305,000	3,906,527
WH Group Ltd. (a)	3,976,700	4,235,194

		16,054,165

Indonesia—1.1%
Bank Rakyat Indonesia Persero Tbk PT	4,168,000	4,732,007

Ireland—2.0%
Smurfit Kappa Group PLC	270,080	8,459,003

Israel—2.0%
Bank Hapoalim BM	1,208,690	8,457,964

Italy—1.0%
Terna Rete Elettrica Nazionale SpA	706,511	4,128,186

Japan—9.7%
Astellas Pharma, Inc.	301,200	3,833,533
Daiwa House Industry Co., Ltd.	132,300	4,569,974
Hitachi Ltd.	575,200	4,055,650
Mitsubishi Electric Corp.	238,900	3,737,196
MS&AD Insurance Group Holdings, Inc.	249,000	8,024,365
Nippon Telegraph & Telephone Corp.	174,000	7,972,801
West Japan Railway Co.	114,600	7,967,276

		40,160,795

Korea (Republic of)—1.9%
POSCO ADR	116,860	8,110,084

Netherlands—4.9%
Coca-Cola European Partners PLC	89,130	3,709,591
ING Groep NV	645,097	11,890,656
Randstad Holding NV	78,115	4,827,795

		20,428,042

Norway—1.9%
Telenor ASA	380,841	8,067,945

Russian Federation—1.9%
LUKOIL PJSC ADR	150,370	7,974,121

Singapore—1.8%
DBS Group Holdings Ltd.	497,900	7,664,703

South Africa—0.9%
Standard Bank Group Ltd.	312,904	3,650,505

Sweden—0.9%
Electrolux AB, Ser. B	110,740	3,769,125

Taiwan—3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	354,830	13,323,866

United Kingdom—13.6%
BAE Systems PLC ADR	138,770	4,787,565
Carnival PLC	63,292	4,024,882
Compass Group PLC	217,800	4,621,179

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Howden Joinery Group PLC	823,300	$4,757,709
Imperial Brands PLC	195,226	8,332,396
Legal & General Group PLC	2,542,931	8,863,323
Rio Tinto PLC	181,180	8,433,768
Royal Dutch Shell PLC, Class A ADR	152,640	9,246,931
WPP PLC	176,838	3,281,420

		56,349,173

United States—2.0%
Broadcom Ltd.	16,600	4,026,164
TE Connectivity Ltd.	54,100	4,493,546

		8,519,710

Total Common Stock (cost—$364,539,562)		412,808,864

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co.,dated 9/29/17, 0.12%, due 10/2/17, proceeds $2,516,025; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $2,569,625 including accrued interest (cost—$2,516,000)	$2,516	2,516,000

Total Investments (cost—$367,055,562) (b)—99.9%		415,324,864

Other assets less liabilities—0.1%		342,781

Net Assets-100.0%		$415,667,645

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $8,544,267, representing 2.1% of net assets.
(b)	Securities with an aggregate value of $293,239,295, representing 70.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	17.7%
Insurance	12.9%
Oil, Gas & Consumable Fuels	6.9%
Auto Components	5.1%
Semiconductors & Semiconductor Equipment	4.2%
Metals & Mining	4.0%
Diversified Telecommunication Services	3.9%
Food Products	3.3%
Pharmaceuticals	3.2%
Chemicals	3.0%
IT Services	3.0%
Road & Rail	3.0%
Hotels, Restaurants & Leisure	2.1%
Electronic Equipment, Instruments & Components	2.1%
Containers & Packaging	2.0%
Tobacco	2.0%
Industrial Conglomerates	2.0%
Wireless Telecommunication Services	1.9%
Capital Markets	1.9%
Professional Services	1.2%
Aerospace & Defense	1.1%
Trading Companies & Distributors	1.1%
Real Estate Management & Development	1.1%
Household Products	1.1%
Healthcare Providers & Services	1.1%
Paper & Forest Products	1.0%
Electric Utilities	1.0%
Gas Utilities	1.0%
Software	1.0%
Construction & Engineering	0.9%
Household Durables	0.9%
Electrical Equipment	0.9%
Beverages	0.9%
Media	0.8%
Repurchase Agreements	0.6%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—99.3%

Aerospace & Defense—2.0%
Huntington Ingalls Industries, Inc.	17,500	$3,962,700
United Technologies Corp.	30,500	3,540,440

		7,503,140

Air Freight & Logistics—0.9%
FedEx Corp.	15,000	3,383,700

Auto Components—2.1%
BorgWarner, Inc.	73,700	3,775,651
Lear Corp.	22,100	3,825,068

		7,600,719

Banks—16.5%
Bank of America Corp.	458,300	11,613,322
BB&T Corp.	77,900	3,656,626
Citigroup, Inc.	161,200	11,725,688
JPMorgan Chase & Co.	152,100	14,527,071
Regions Financial Corp.	255,300	3,888,219
SunTrust Banks, Inc.	128,000	7,650,560
U.S. Bancorp	68,200	3,654,838
Wells Fargo & Co.	65,300	3,601,295

		60,317,619

Beverages—1.9%
Dr. Pepper Snapple Group, Inc.	39,300	3,476,871
PepsiCo, Inc.	31,000	3,454,330

		6,931,201

Biotechnology—1.2%
AbbVie, Inc.	49,800	4,425,228

Building Products—1.1%
Owens Corning	51,000	3,944,850

Capital Markets—4.2%
Bank of New York Mellon Corp.	69,800	3,700,796
Goldman Sachs Group, Inc.	15,500	3,676,445
Invesco Ltd.	99,400	3,482,976
Morgan Stanley	90,500	4,359,385

		15,219,602

Chemicals—2.6%
Cabot Corp.	58,300	3,253,140
DowDuPont, Inc.	43,800	3,032,274
Eastman Chemical Co.	35,600	3,221,444

		9,506,858

Communications Equipment—2.2%
Cisco Systems, Inc.	234,400	7,882,872

Consumer Finance—2.2%
American Express Co.	90,300	8,168,538

Containers & Packaging—1.0%
Packaging Corp. of America	30,900	3,543,612

	Shares	Value*

Diversified Telecommunication Services—3.0%
AT&T, Inc.	185,600	$7,269,952
Verizon Communications, Inc.	72,700	3,597,923

		10,867,875

Electric Utilities—3.9%
American Electric Power Co., Inc.	50,900	3,575,216
Entergy Corp.	90,300	6,895,308
Great Plains Energy, Inc.	120,400	3,648,120

		14,118,644

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity Ltd.	36,400	3,023,384

Energy Equipment & Services—2.0%
Halliburton Co.	79,300	3,650,179
Schlumberger Ltd.	52,600	3,669,376

		7,319,555

Food & Staples Retailing—1.0%
Wal-Mart Stores, Inc.	46,800	3,656,952

Healthcare Equipment & Supplies—0.9%
Medtronic PLC	44,100	3,429,657

Healthcare Providers & Services—3.7%
Aetna, Inc.	21,400	3,402,814
Anthem, Inc.	19,300	3,664,684
HealthSouth Corp.	75,700	3,508,695
Quest Diagnostics, Inc.	33,400	3,127,576

		13,703,769

Hotels, Restaurants & Leisure—0.9%
Carnival Corp.	50,600	3,267,242

Household Products—2.6%
Kimberly-Clark Corp.	27,600	3,247,968
Procter & Gamble Co.	70,900	6,450,482

		9,698,450

Industrial Conglomerates—2.0%
Honeywell International, Inc.	51,600	7,313,784

Insurance—4.9%
Allstate Corp.	39,400	3,621,254
CNA Financial Corp.	69,900	3,512,475
Everest Re Group Ltd.	15,400	3,517,206
Prudential Financial, Inc.	32,300	3,434,136
Unum Group	72,700	3,717,151

		17,802,222

Leisure Equipment & Products—0.9%
Brunswick Corp.	59,000	3,302,230

Machinery—2.8%
Cummins, Inc.	17,300	2,906,919
Ingersoll-Rand PLC	39,600	3,531,132
Oshkosh Corp.	47,200	3,895,888

		10,333,939

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Media—2.0%
Meredith Corp.	62,000	$3,441,000
Time Warner, Inc.	36,300	3,718,935

		7,159,935

Multi-Utilities—1.0%
Public Service Enterprise Group, Inc.	81,100	3,750,875

Oil, Gas & Consumable Fuels—10.3%
Chevron Corp.	63,200	7,426,000
ConocoPhillips	152,300	7,622,615
Devon Energy Corp.	109,900	4,034,429
EOG Resources, Inc.	36,000	3,482,640
Royal Dutch Shell PLC, Class A ADR	65,300	3,955,874
Total S.A. ADR	137,700	7,369,704
Valero Energy Corp.	47,500	3,654,175

		37,545,437

Pharmaceuticals—7.7%
Bristol-Myers Squibb Co.	56,000	3,569,440
Johnson & Johnson	78,800	10,244,788
Merck & Co., Inc.	110,200	7,056,106
Pfizer, Inc.	207,000	7,389,900

		28,260,234

Road & Rail—1.8%
Kansas City Southern	29,700	3,227,796
Union Pacific Corp.	28,100	3,258,757

		6,486,553

Semiconductors & Semiconductor Equipment—3.2%
Intel Corp.	108,800	4,143,104
Lam Research Corp.	41,100	7,605,144

		11,748,248

Software—1.9%
Oracle Corp.	140,600	6,798,010

Technology Hardware, Storage & Peripherals—3.0%
Apple, Inc.	23,900	3,683,468
HP, Inc.	181,600	3,624,736
Xerox Corp.	106,400	3,542,056

		10,850,260

Tobacco—1.1%
Altria Group, Inc.	66,600	4,223,772

Total Common Stock (cost—$304,519,901)		363,088,966

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $3,145,031; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $3,208,509 including accrued interest (cost—$3,145,000)	$3,145	3,145,000

Total Investments (cost—$307,664,901)—100.2%		366,233,966

Liabilities in excess of other assets—(0.2)%		(723,402)

Net Assets—100.0%		$365,510,564

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Aerospace & Defense—4.6%
Huntington Ingalls Industries, Inc.	40,700	$9,216,108
Orbital ATK, Inc.	81,800	10,892,488
Rockwell Collins, Inc.	73,200	9,567,972
Spirit AeroSystems Holdings, Inc., Class A	136,200	10,585,464

		40,262,032

Air Freight & Logistics—1.0%
FedEx Corp.	40,950	9,237,501

Airlines—1.0%
Southwest Airlines Co.	165,000	9,236,700

Auto Components—3.2%
Goodyear Tire & Rubber Co.	263,300	8,754,725
Lear Corp.	57,000	9,865,560
Magna International, Inc.	179,200	9,565,696

		28,185,981

Automobiles—1.1%
Thor Industries, Inc.	79,300	9,984,663

Banks—6.2%
BB&T Corp.	196,500	9,223,710
Comerica, Inc.	130,900	9,982,434
Fifth Third Bancorp	305,700	8,553,486
KeyCorp	456,100	8,583,802
Regions Financial Corp.	617,700	9,407,571
SunTrust Banks, Inc.	151,100	9,031,247

		54,782,250

Beverages—2.1%
Coca-Cola European Partners PLC	221,700	9,227,154
Molson Coors Brewing Co., Class B	113,100	9,233,484

		18,460,638

Building Products—1.1%
Owens Corning	120,800	9,343,880

Capital Markets—6.6%
Ameriprise Financial, Inc.	63,900	9,489,789
Ares Capital Corp.	204,700	3,355,033
Bank of New York Mellon Corp.	167,300	8,870,246
Invesco Ltd.	267,100	9,359,184
Raymond James Financial, Inc.	108,900	9,183,537
State Street Corp.	90,800	8,675,032
T Rowe Price Group, Inc.	104,400	9,463,860

		58,396,681

Chemicals—3.0%
Celanese Corp., Ser. A	88,600	9,238,322
Eastman Chemical Co.	103,000	9,320,470
PPG Industries, Inc.	75,200	8,171,232

		26,730,024

Communications Equipment—1.9%
Harris Corp.	62,400	8,216,832
Juniper Networks, Inc.	320,700	8,925,081

		17,141,913

Construction & Engineering—2.1%
EMCOR Group, Inc.	133,400	9,255,292
Jacobs Engineering Group, Inc.	158,600	9,241,622

		18,496,914

Consumer Finance—1.1%
Discover Financial Services	149,800	9,659,104

	Shares	Value*

Containers & Packaging—2.8%
International Paper Co.	124,900	$7,096,818
Packaging Corp. of America	70,300	8,062,004
Sonoco Products Co.	184,000	9,282,800

		24,441,622

Electric Utilities—3.6%
American Electric Power Co., Inc.	104,800	7,361,152
Entergy Corp.	104,500	7,979,620
PPL Corp.	220,600	8,371,770
Southern Co.	171,300	8,417,682

		32,130,224

Electrical Equipment—1.0%
Eaton Corp. PLC	120,200	9,230,158

Electronic Equipment, Instruments & Components—2.0%
Corning, Inc.	286,500	8,572,080
TE Connectivity Ltd.	111,400	9,252,884

		17,824,964

Equity Real Estate Investment Trusts (REITs)—5.1%
American Tower Corp.	58,700	8,023,116
HCP, Inc.	161,500	4,494,545
Mid-America Apartment Communities, Inc.	78,600	8,400,768
Prologis, Inc.	138,300	8,776,518
Ventas, Inc.	86,600	5,640,258
Weyerhaeuser Co.	271,700	9,245,951

		44,581,156

Food Products—3.3%
Archer-Daniels-Midland Co.	199,300	8,472,243
General Mills, Inc.	120,700	6,247,432
Ingredion, Inc.	76,500	9,228,960
JM Smucker Co.	46,800	4,910,724

		28,859,359

Healthcare Equipment & Supplies—1.7%
STERIS PLC	93,800	8,291,920
Zimmer Biomet Holdings, Inc.	58,800	6,884,892

		15,176,812

Healthcare Providers & Services—4.5%
Anthem, Inc.	39,000	7,405,320
Cardinal Health, Inc.	97,000	6,491,240
Fresenius Medical Care AG & Co. KGaA ADR	189,200	9,249,988
McKesson Corp.	45,300	6,958,533
Universal Health Services, Inc., Class B	83,500	9,263,490

		39,368,571

Household Durables—1.1%
DR Horton, Inc.	241,100	9,627,123

Insurance—6.9%
American Financial Group, Inc.	80,400	8,317,380
Aon PLC	57,900	8,459,190
Hartford Financial Services Group, Inc.	156,600	8,680,338
Lincoln National Corp.	129,300	9,500,964
Principal Financial Group, Inc.	143,600	9,239,224
Prudential Financial, Inc.	66,500	7,070,280
Unum Group	180,400	9,223,852

		60,491,228

IT Services—4.3%
Amdocs Ltd.	110,700	7,120,224
Booz Allen Hamilton Holding Corp.	171,800	6,423,602
DXC Technology Co.	103,200	8,862,816
Fidelity National Information Services, Inc.	80,000	7,471,200
Genpact Ltd.	284,900	8,190,875

		38,068,717

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Leisure Equipment & Products—1.1%
Brunswick Corp.	165,300	$9,251,841

Machinery—3.8%
Crane Co.	93,400	7,471,066
Cummins, Inc.	55,000	9,241,650
Illinois Tool Works, Inc.	48,900	7,235,244
Ingersoll-Rand PLC	103,500	9,229,095

		33,177,055

Media—0.8%
WPP PLC ADR	78,000	7,238,400

Metals & Mining—1.1%
Nucor Corp.	165,200	9,257,808

Mortgage Real Estate Investment Trusts (REITs)—0.8%
Two Harbors Investment Corp.	682,600	6,880,608

Multi-Utilities—1.7%
Public Service Enterprise Group, Inc.	183,400	8,482,250
SCANA Corp.	131,300	6,366,737

		14,848,987

Oil, Gas & Consumable Fuels—6.9%
Buckeye Partners L.P.	149,700	8,532,900
Energy Transfer Equity L.P.	334,200	5,808,396
EQT Midstream Partners L.P.	123,700	9,273,789
Magellan Midstream Partners L.P.	130,300	9,259,118
Marathon Petroleum Corp.	164,700	9,236,376
Spectra Energy Partners L.P.	208,300	9,244,354
Valero Energy Corp.	126,000	9,693,180

		61,048,113

Professional Services—1.0%
ManpowerGroup, Inc.	78,400	9,237,088

Road & Rail—3.0%
Canadian Pacific Railway Ltd.	54,900	9,224,847
Kansas City Southern	77,500	8,422,700
Norfolk Southern Corp.	69,700	9,217,128

		26,864,675

Semiconductors & Semiconductor Equipment—3.4%
Applied Materials, Inc.	190,400	9,917,936
Lam Research Corp.	56,100	10,380,744
Skyworks Solutions, Inc.	90,600	9,232,140

		29,530,820

Software—0.9%
Symantec Corp.	238,300	7,818,623

Total Common Stock (cost—$664,756,557)		844,872,233

	Principal Amount (000s)	Value*

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $48,610,486; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $49,583,907 including accrued interest (cost—$48,610,000)	$48,610	$48,610,000

Total Investments (cost—$713,366,557)—101.3%		893,482,233

Liabilities in excess of other assets—(1.3)%		(11,376,795)

Net Assets-100.0%		$882,105,438

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Aerospace & Defense—3.0%
CAE, Inc.	1,652,000	$28,959,560
Elbit Systems Ltd.	102,015	15,004,366
Orbital ATK, Inc.	308,975	41,143,111

		85,107,037

Airlines—1.0%
WestJet Airlines Ltd.	1,275,401	27,158,809

Auto Components—2.1%
Dana, Inc.	1,206,610	33,736,816
Tenneco, Inc.	439,000	26,634,130

		60,370,946

Automobiles—1.4%
Thor Industries, Inc.	313,850	39,516,853

Banks—13.9%
Berkshire Hills Bancorp, Inc.	746,274	28,918,118
East West Bancorp, Inc.	486,090	29,058,460
Fidelity Southern Corp.	1,113,400	26,320,776
First Horizon National Corp.	1,438,300	27,543,445
First Interstate Bancsystem, Inc., Class A	449,948	17,210,511
First Midwest Bancorp, Inc.	1,204,620	28,212,200
FNB Corp.	2,028,655	28,462,030
Great Western Bancorp, Inc.	700,864	28,931,666
Heartland Financial USA, Inc.	555,570	27,445,158
Hilltop Holdings, Inc.	1,078,100	28,030,600
Old National Bancorp	1,787,020	32,702,466
TCF Financial Corp.	1,536,240	26,177,530
Umpqua Holdings Corp.	1,446,440	28,220,044
United Community Banks, Inc.	1,010,230	28,831,964
WesBanco, Inc.	198,021	8,122,821

		394,187,789

Building Products—1.9%
Insteel Industries, Inc.	867,290	22,644,942
Universal Forest Products, Inc.	318,917	31,304,893

		53,949,835

Capital Markets—1.7%
AllianceBernstein Holding L.P.	533,012	12,952,192
Houlihan Lokey, Inc.	596,950	23,358,654
OM Asset Management PLC	814,344	12,150,012

		48,460,858

Chemicals—4.7%
Cabot Corp.	532,260	29,700,108
Innophos Holdings, Inc.	511,852	25,178,000
Methanex Corp.	542,500	27,287,750
Orion Engineered Carbons S.A.	1,249,275	28,046,224
Rentech Nitrogen Partners L.P. (a)(b)(d)	555,768	55
Stepan Co.	291,958	24,425,206

		134,637,343

Commercial Services & Supplies—3.6%
Deluxe Corp.	464,750	33,908,160
Ennis, Inc.	808,501	15,887,045
Interface, Inc.	1,410,758	30,895,600
Knoll, Inc.	1,034,590	20,691,800

		101,382,605

Construction & Engineering—3.4%
Argan, Inc.	439,123	29,531,022
Comfort Systems USA, Inc.	807,170	28,815,969
EMCOR Group, Inc.	227,700	15,797,826
KBR, Inc.	1,205,610	21,556,307

		95,701,124

	Shares	Value*

Containers & Packaging—1.9%
Graphic Packaging Holding Co.	2,039,820	$28,455,489
Silgan Holdings, Inc.	915,306	26,937,456

		55,392,945

Electrical Equipment—2.1%
EnerSys	416,351	28,798,999
Regal Beloit Corp.	385,320	30,440,280

		59,239,279

Electronic Equipment, Instruments & Components—4.3%
Belden, Inc.	354,790	28,571,239
Methode Electronics, Inc.	707,512	29,963,133
SYNNEX Corp.	253,171	32,028,663
Vishay Intertechnology, Inc.	1,666,200	31,324,560

		121,887,595

Equity Real Estate Investment Trusts (REITs)—6.2%
Cousins Properties, Inc.	2,680,730	25,038,018
CyrusOne, Inc.	523,444	30,846,555
InfraREIT, Inc.	1,348,520	30,166,392
Monmouth Real Estate Investment Corp.	2,202,098	35,651,967
National Health Investors, Inc.	392,700	30,351,783
Retail Properties of America, Inc., Class A	1,883,561	24,731,156

		176,785,871

Food Products—1.0%
Ingredion, Inc.	245,560	29,624,358

Gas Utilities—2.1%
AmeriGas Partners L.P.	692,100	31,102,974
National Fuel Gas Co.	513,990	29,096,974

		60,199,948

Healthcare Equipment & Supplies—0.9%
Hill-Rom Holdings, Inc.	358,750	26,547,500

Healthcare Providers & Services—1.2%
HealthSouth Corp.	758,109	35,138,352

Hotels, Restaurants & Leisure—1.0%
Ruth’s Hospitality Group, Inc.	1,367,905	28,657,610

Household Durables—1.0%
MDC Holdings, Inc.	836,060	27,765,553

Household Products—0.9%
Energizer Holdings, Inc.	583,620	26,875,701

Insurance—4.4%
American Financial Group, Inc.	272,270	28,166,331
CNO Financial Group, Inc.	1,409,090	32,888,161
First American Financial Corp.	622,630	31,112,821
Old Republic International Corp.	1,702,190	33,516,121

		125,683,434

IT Services—5.2%
Booz Allen Hamilton Holding Corp.	767,280	28,688,599
Convergys Corp.	1,190,846	30,831,003
CSRA, Inc.	876,300	28,278,201
DST Systems, Inc.	505,250	27,728,120
Genpact Ltd.	1,125,740	32,365,025

		147,890,948

Leisure Equipment & Products—1.0%
Brunswick Corp.	506,600	28,354,402

Machinery—5.7%
Barnes Group, Inc.	410,345	28,904,702
Crane Co.	391,080	31,282,489
Global Brass & Copper Holdings, Inc.	1,044,852	35,315,998
ITT, Inc.	788,795	34,919,955
Wabash National Corp.	1,350,020	30,807,456

		161,230,600

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Media—1.2%
Meredith Corp.	611,692	$33,948,906

Metals & Mining—1.5%
Steel Dynamics, Inc.	790,900	27,262,323
SunCoke Energy Partners L.P.	859,307	14,780,080

		42,042,403

Mortgage Real Estate Investment Trusts (REITs)—0.5%
Blackstone Mortgage Trust, Inc., Class A	440,860	13,675,477

Multi-Utilities—0.9%
Black Hills Corp.	389,160	26,801,449

Oil, Gas & Consumable Fuels—7.3%
Alliance Resource Partners L.P.	1,515,870	29,332,084
Boardwalk Pipeline Partners L.P.	2,116,639	31,114,593
Cone Midstream Partners L.P. (c)	1,770,221	28,040,301
Delek Logistics Partners L.P.	516,764	16,148,875
NuStar GP Holdings LLC	1,079,550	23,750,100
SandRidge Permian Trust	1,440,458	4,105,305
TC Pipelines L.P.	638,193	33,390,258
Valero Energy Partners L.P.	353,962	15,475,219
World Fuel Services Corp.	809,058	27,435,157

		208,791,892

Paper & Forest Products—2.6%
Neenah Paper, Inc.	380,803	32,577,697
Schweitzer-Mauduit International, Inc.	424,654	17,606,155
Western Forest Products, Inc.	11,746,673	25,136,138

		75,319,990

Professional Services—1.2%
Korn/Ferry International	845,062	33,320,795

Semiconductors & Semiconductor Equipment—2.7%
MKS Instruments, Inc.	430,900	40,698,505
Versum Materials, Inc.	902,746	35,044,600

		75,743,105

Textiles, Apparel & Luxury Goods—0.5%
Carter’s, Inc.	154,310	15,238,112

Thrifts & Mortgage Finance—1.0%
Washington Federal, Inc.	824,480	27,743,752

Tobacco—0.8%
Universal Corp.	375,519	21,517,239

Total Common Stock (cost—$2,203,249,948)		2,725,890,415

	Principal Amount (000s)	Value*

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $113,877,139; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $116,154,588 including accrued interest (cost—$113,876,000)	$113,876	$113,876,000

Total Investments (cost—$2,317,125,948)—99.8%		2,839,766,415

Other assets less liabilities—0.2%		4,470,827

Net Assets-100.0%		$2,844,237,242

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $55, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—98.5%

Aerospace & Defense—0.8%
AAR Corp.	6,204	$234,387
BWX Technologies, Inc.	2,360	132,207
HEICO Corp.	1,200	107,772
HEICO Corp., Class A	2,723	207,493

		681,859

Air Freight & Logistics—0.6%
Air Transport Services Group, Inc. (c)	11,442	278,498
Echo Global Logistics, Inc. (c)	955	18,002
Forward Air Corp.	2,987	170,946

		467,446

Airlines—0.2%
SkyWest, Inc.	4,577	200,930

Auto Components—1.4%
Dana, Inc.	28,655	801,194
Modine Manufacturing Co. (c)	14,044	270,347
Motorcar Parts of America, Inc. (c)	1,252	36,884
Tower International, Inc.	1,088	29,593

		1,138,018

Automobiles—0.2%
Winnebago Industries, Inc.	3,282	146,870

Banks—4.4%
Allegiance Bancshares, Inc. (c)	413	15,198
Bancorp, Inc. (c)	57,675	476,972
Carolina Financial Corp.	816	29,278
Enterprise Financial Services Corp.	4,000	169,400
Equity Bancshares, Inc., Class A (c)	948	33,730
First Financial Bancorp	4,350	113,753
First Foundation, Inc. (c)	2,501	44,743
First Merchants Corp.	12,240	525,463
Franklin Financial Network, Inc. (c)	1,047	37,326
National Commerce Corp. (c)	648	27,734
Old Line Bancshares, Inc.	10,175	284,900
Pacific Premier Bancorp, Inc. (c)	4,944	186,636
Peapack Gladstone Financial Corp.	16,965	572,399
Peoples Bancorp, Inc.	7,860	264,017
Preferred Bank	713	43,030
Seacoast Banking Corp. of Florida (c)	29,251	698,806
Texas Capital Bancshares, Inc. (c)	1,871	160,532

		3,683,917

Beverages—0.2%
MGP Ingredients, Inc.	823	49,899
National Beverage Corp.	904	112,141
Primo Water Corp. (c)	2,786	33,014

		195,054

Biotechnology—6.6%
Abeona Therapeutics, Inc. (c)	1,155	19,693
Achaogen, Inc. (c)	824	13,143
Acorda Therapeutics, Inc. (c)	23,085	545,960
Adamas Pharmaceuticals, Inc. (c)	512	10,839

	Shares	Value*

Aduro Biotech, Inc. (c)	16,170	$172,210
Advanced Accelerator Applications S.A. ADR (c)	4,345	293,809
Advaxis, Inc. (c)	1,630	6,813
Agenus, Inc. (c)	2,648	11,678
Amicus Therapeutics, Inc. (c)	3,462	52,207
Arrowhead Pharmaceuticals, Inc. (c)	159,030	688,600
BioCryst Pharmaceuticals, Inc. (c)	1,777	9,311
BioSpecifics Technologies Corp. (c)	6,476	301,263
Bluebird Bio, Inc. (c)	536	73,620
Blueprint Medicines Corp. (c)	1,118	77,891
Cara Therapeutics, Inc. (c)	1,138	15,579
Clovis Oncology, Inc. (c)	1,149	94,678
Concert Pharmaceuticals, Inc. (c)	1,337	19,721
Corbus Pharmaceuticals Holdings, Inc. (c)	1,372	9,810
Curis, Inc. (c)	3,449	5,139
Cytokinetics, Inc. (c)	1,291	18,719
CytomX Therapeutics, Inc. (c)	875	15,899
Dynavax Technologies Corp. (c)	524	11,266
Emergent Biosolutions, Inc. (c)	15,730	636,278
Exact Sciences Corp. (c)	2,797	131,795
Exelixis, Inc. (c)	15,220	368,781
FibroGen, Inc. (c)	1,597	85,919
Flexion Therapeutics, Inc. (c)	4,717	114,057
Halozyme Therapeutics, Inc. (c)	4,971	86,346
Heron Therapeutics, Inc. (c)	1,162	18,766
Ignyta, Inc. (c)	1,059	13,079
ImmunoGen, Inc. (c)	2,552	19,523
Immunomedics, Inc. (c)	1,424	19,907
Inovio Pharmaceuticals, Inc. (c)	2,438	15,457
Iovance Biotherapeutics, Inc. (c)	2,216	17,174
Ironwood Pharmaceuticals, Inc. (c)	2,136	33,685
La Jolla Pharmaceutical Co. (c)	932	32,415
Ligand Pharmaceuticals, Inc. (c)	405	55,141
MacroGenics, Inc. (c)	883	16,318
MiMedx Group, Inc. (c)	3,455	41,045
Myriad Genetics, Inc. (c)	1,180	42,692
NewLink Genetics Corp. (c)	590	6,006
PDL BioPharma, Inc. (c)	28,305	95,954
Portola Pharmaceuticals, Inc. (c)	1,324	71,536
Progenics Pharmaceuticals, Inc. (c)	2,328	17,134
Prothena Corp. PLC (c)	1,044	67,620
Puma Biotechnology, Inc. (c)	516	61,791
Repligen Corp. (c)	18,659	715,013
Sage Therapeutics, Inc. (c)	1,184	73,763
Sarepta Therapeutics, Inc. (c)	1,792	81,285
Synergy Pharmaceuticals, Inc. (c)	6,342	18,392
TG Therapeutics, Inc. (c)	1,447	17,147
Ultragenyx Pharmaceutical, Inc. (c)	548	29,186
Vanda Pharmaceuticals, Inc. (c)	1,610	28,819
Versartis, Inc. (c)	946	2,318

		5,502,190

Building Products—0.6%
Patrick Industries, Inc. (c)	3,486	293,173
PGT Innovations, Inc. (c)	2,341	34,998
Trex Co., Inc. (c)	1,774	159,784

		487,955

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Capital Markets—1.7%
Carlyle Group L.P.	25,620	$604,632
Ellington Financial LLC	3,170	50,054
Golub Capital BDC, Inc.	9,230	173,708
Main Street Capital Corp.	2,065	82,084
New Mountain Finance Corp.	3,380	48,165
TCP Capital Corp.	4,775	78,740
TPG Specialty Lending, Inc.	2,510	52,610
Tri Continental Corp.	13,365	341,476

		1,431,469

Chemicals—1.5%
American Vanguard Corp.	6,971	159,636
Chemours Co.	12,020	608,332
Innophos Holdings, Inc.	1,025	50,420
KMG Chemicals, Inc.	632	34,684
Koppers Holdings, Inc. (c)	1,005	46,381
Sensient Technologies Corp.	975	74,997
Westlake Chemical Partners L.P.	11,695	265,476

		1,239,926

Commercial Services & Supplies—3.6%
ABM Industries, Inc.	7,275	303,440
Casella Waste Systems, Inc., Class A (c)	10,795	202,946
Herman Miller, Inc.	18,315	657,509
Hudson Technologies, Inc. (c)	4,704	36,738
MSA Safety, Inc.	7,470	593,940
Steelcase, Inc., Class A	44,005	677,677
Tetra Tech, Inc.	12,140	565,117

		3,037,367

Communications Equipment—0.7%
Ciena Corp. (c)	8,829	193,973
EMCORE Corp. (c)	3,428	28,110
Lumentum Holdings, Inc. (c)	3,317	180,279
Plantronics, Inc.	3,895	172,237

		574,599

Construction & Engineering—1.5%
Argan, Inc.	719	48,353
EMCOR Group, Inc.	595	41,281
Granite Construction, Inc.	4,503	260,949
MasTec, Inc. (c)	10,538	488,963
NV5 Global, Inc. (c)	1,064	58,148
Sterling Construction Co., Inc. (c)	22,218	338,380

		1,236,074

Construction Materials—0.1%
U.S. Concrete, Inc. (c)	843	64,321

Consumer Finance—1.3%
FirstCash, Inc.	680	42,942
Green Dot Corp., Class A (c)	15,895	788,074
LendingClub Corp. (c)	41,265	251,304

		1,082,320

Containers & Packaging—1.7%
Greif, Inc., Class A	9,830	575,448
Owens-Illinois, Inc. (c)	35,050	881,858

		1,457,306

	Shares	Value*

Distributors—0.1%
Pool Corp.	550	$59,494

Diversified Consumer Services—0.6%
Bright Horizons Family Solutions, Inc. (c)	4,756	410,015
Carriage Services, Inc.	1,546	39,577
Grand Canyon Education, Inc. (c)	535	48,589

		498,181

Diversified Financial Services—0.2%
Compass Diversified Holdings	7,245	128,599

Diversified Telecommunication Services—0.2%
ORBCOMM, Inc. (c)	19,176	200,773

Electric Utilities—1.8%
Hawaiian Electric Industries, Inc.	9,480	316,348
IDACORP, Inc.	3,715	326,660
Otter Tail Corp.	9,065	392,968
PNM Resources, Inc.	3,970	159,991
Portland General Electric Co.	6,530	298,029

		1,493,996

Electrical Equipment—0.1%
Atkore International Group, Inc. (c)	2,590	50,531

Electronic Equipment, Instruments & Components—4.4%
ePlus, Inc. (c)	712	65,824
Insight Enterprises, Inc. (c)	2,570	118,014
Itron, Inc. (c)	11,149	863,490
Mesa Laboratories, Inc.	265	39,570
Novanta, Inc. (c)	18,335	799,406
OSI Systems, Inc. (c)	475	43,401
Rogers Corp. (c)	3,089	411,702
Sanmina Corp. (c)	16,950	629,692
ScanSource, Inc. (c)	1,315	57,400
Tech Data Corp. (c)	7,675	681,924

		3,710,423

Equity Real Estate Investment Trusts (REITs)—3.6%
Getty Realty Corp.	20,150	576,491
Gladstone Commercial Corp.	25,915	577,127
InfraREIT, Inc.	24,300	543,591
New Senior Investment Group, Inc.	57,430	525,484
Preferred Apartment Communities, Inc., Class A	6,355	119,982
QTS Realty Trust, Inc., Class A	3,985	208,655
STAG Industrial, Inc.	7,114	195,422
UMH Properties, Inc.	13,525	210,314
Winthrop Realty Trust (a)(b)(c)	12,960	91,757

		3,048,823

Food & Staples Retailing—0.2%
Performance Food Group Co. (c)	2,370	66,953
PriceSmart, Inc.	585	52,211
United Natural Foods, Inc. (c)	925	38,471

		157,635

Food Products—1.2%
Dean Foods Co.	4,225	45,968

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

J&J Snack Foods Corp.	2,350	$308,555
John B Sanfilippo & Son, Inc.	679	45,703
Lancaster Colony Corp.	1,255	150,751
Pinnacle Foods, Inc.	2,920	166,936
Sanderson Farms, Inc.	1,700	274,584
Tootsie Roll Industries, Inc.	1,223	46,474

		1,038,971

Gas Utilities—0.4%
Southwest Gas Holdings, Inc.	695	53,946
Spire, Inc.	1,905	142,208
Star Gas Partners L.P.	15,680	177,968

		374,122

Healthcare Equipment & Supplies—6.8%
Antares Pharma, Inc. (c)	8,599	27,861
AtriCure, Inc. (c)	1,669	37,336
Atrion Corp.	85	57,120
AxoGen, Inc. (c)	2,786	53,909
Cantel Medical Corp.	2,095	197,286
CryoLife, Inc. (c)	1,953	44,333
Cutera, Inc. (c)	1,705	70,502
Exactech, Inc. (c)	17,725	584,039
GenMark Diagnostics, Inc. (c)	3,022	29,102
Globus Medical, Inc., Class A (c)	1,680	49,930
Halyard Health, Inc. (c)	13,430	604,753
Heska Corp. (c)	273	24,049
Hill-Rom Holdings, Inc.	3,421	253,154
Inogen, Inc. (c)	1,468	139,607
Insulet Corp. (c)	3,393	186,886
Integra LifeSciences Holdings Corp. (c)	1,060	53,509
LeMaitre Vascular, Inc.	6,391	239,151
LivaNova PLC (c)	5,005	350,650
Masimo Corp. (c)	9,920	858,675
Nevro Corp. (c)	1,642	149,225
Penumbra, Inc. (c)	1,923	173,647
RTI Surgical, Inc. (c)	71,590	325,734
Surmodics, Inc. (c)	2,429	75,299
Tactile Systems Technology, Inc. (c)	7,853	243,050
Utah Medical Products, Inc.	1,815	133,493
West Pharmaceutical Services, Inc.	5,485	527,986
Wright Medical Group NV (c)	7,015	181,478

		5,671,764

Healthcare Providers & Services—2.7%
Aceto Corp.	1,672	18,776
Amedisys, Inc. (c)	955	53,442
BioTelemetry, Inc. (c)	6,388	210,804
Chemed Corp.	1,755	354,598
Cross Country Healthcare, Inc. (c)	2,783	39,602
HealthSouth Corp.	2,020	93,627
LHC Group, Inc. (c)	635	45,034
Owens & Minor, Inc.	26,775	781,830
Premier, Inc., Class A (c)	6,640	216,265
RadNet, Inc. (c)	2,877	33,229
Teladoc, Inc. (c)	6,678	221,376
Triple-S Management Corp., Class B (c)	7,300	172,864

		2,241,447

	Shares	Value*

Healthcare Technology—1.0%
HealthStream, Inc. (c)	854	$19,958
Inovalon Holdings, Inc., Class A (c)	26,675	454,809
Tabula Rasa HealthCare, Inc. (c)	1,582	42,302
Vocera Communications, Inc. (c)	9,389	294,533

		811,602

Hotels, Restaurants & Leisure—4.4%
Carrols Restaurant Group, Inc. (c)	3,593	39,164
Choice Hotels International, Inc.	645	41,215
Churchill Downs, Inc.	965	198,983
Dave & Buster’s Entertainment, Inc. (c)	4,474	234,795
Eldorado Resorts, Inc. (c)	10,468	268,504
Extended Stay America, Inc. UNIT	27,920	558,400
Hyatt Hotels Corp., Class A (c)	14,080	870,003
Jack in the Box, Inc.	1,704	173,672
Marriott Vacations Worldwide Corp.	5,895	734,104
Planet Fitness, Inc., Class A	5,461	147,338
Red Robin Gourmet Burgers, Inc. (c)	995	66,665
Texas Roadhouse, Inc.	4,318	212,187
Tropicana Entertainment, Inc. (c)	3,775	177,425

		3,722,455

Household Durables—1.5%
Helen of Troy Ltd. (c)	1,835	177,812
Installed Building Products, Inc. (c)	2,634	170,683
LGI Homes, Inc. (c)	1,062	51,581
M/I Homes, Inc. (c)	1,335	35,685
Taylor Morrison Home Corp., Class A (c)	28,750	633,937
William Lyon Homes, Class A (c)	7,384	169,758

		1,239,456

Household Products—1.6%
Central Garden & Pet Co. (c)	16,435	638,335
Central Garden & Pet Co., Class A (c)	13,505	502,251
WD-40 Co.	1,490	166,731

		1,307,317

Insurance—0.5%
EMC Insurance Group, Inc.	3,175	89,376
Third Point Reinsurance Ltd. (c)	19,970	311,532

		400,908

Internet & Catalog Retail—0.3%
Duluth Holdings, Inc., Class B (c)	1,212	24,592
Liberty Expedia Holdings, Inc., Class A (c)	885	47,002
Nutrisystem, Inc.	3,531	197,383

		268,977

Internet Software & Services—3.9%
2U, Inc. (c)	3,817	213,905
Alarm.com Holdings, Inc. (c)	4,190	189,304
Amber Road, Inc. (c)	4,276	32,840
Appfolio, Inc., Class A (c)	8,510	408,054
Box, Inc., Class A (c)	9,800	189,336
Carbonite, Inc. (c)	8,831	194,282
Cision Ltd. (c)	15,045	195,886
Five9, Inc. (c)	10,055	240,315
GTT Communications, Inc. (c)	9,334	295,421

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Hortonworks, Inc. (c)	18,610	$315,439
Instructure, Inc. (c)	6,451	213,851
LivePerson, Inc. (c)	12,194	165,229
MINDBODY, Inc., Class A (c)	5,774	149,258
Trade Desk, Inc., Class A (c)	2,544	156,481
TrueCar, Inc. (c)	8,555	135,083
Yelp, Inc. (c)	3,123	135,226

		3,229,910

IT Services—1.8%
DST Systems, Inc.	8,130	446,174
EPAM Systems, Inc. (c)	1,206	106,044
ExlService Holdings, Inc. (c)	2,570	149,882
Hackett Group, Inc.	2,289	34,770
Mantech International Corp., Class A	15,465	682,780
Planet Payment, Inc. (c)	7,149	30,669
Travelport Worldwide Ltd.	4,450	69,865

		1,520,184

Leisure Equipment & Products—1.1%
Callaway Golf Co.	3,200	46,176
Johnson Outdoors, Inc., Class A	1,360	99,661
Malibu Boats, Inc., Class A (c)	1,920	60,749
MCBC Holdings, Inc. (c)	29,535	601,923
Nautilus, Inc. (c)	2,391	40,408
Sturm Ruger & Co., Inc.	805	41,618

		890,535

Leisure Products—0.0%
American Outdoor Brands Corp. (c)	2,710	41,328

Life Sciences Tools & Services—3.6%
Bio-Rad Laboratories, Inc., Class A (c)	1,395	309,997
Bruker Corp.	3,215	95,646
Charles River Laboratories International, Inc. (c)	11,435	1,235,209
Enzo Biochem, Inc. (c)	3,810	39,891
NeoGenomics, Inc. (c)	18,134	201,831
PRA Health Sciences, Inc. (c)	14,829	1,129,525

		3,012,099

Machinery—2.2%
Columbus McKinnon Corp.	2,912	110,278
Douglas Dynamics, Inc.	3,278	129,153
Energy Recovery, Inc. (c)	1,913	15,113
Global Brass & Copper Holdings, Inc.	776	26,229
John Bean Technologies Corp.	1,970	199,167
Kadant, Inc.	3,708	365,423
Kennametal, Inc.	4,398	177,415
Kornit Digital Ltd. (c)	11,229	171,804
Lydall, Inc. (c)	933	53,461
NN, Inc.	5,731	166,199
Park-Ohio Holdings Corp.	8,680	395,808
Titan International, Inc.	3,609	36,631

		1,846,681

Media—1.1%
Cable One, Inc.	365	263,574
Discovery Communications, Inc., Class A (c)	23,115	492,118

	Shares	Value*

Entravision Communications Corp., Class A	4,466	$25,456
Liberty Broadband Corp., Class A (c)	1,270	119,609
New York Times Co., Class A	2,095	41,062

		941,819

Metals & Mining—0.1%
Allegheny Technologies, Inc. (c)	3,656	87,378

Mortgage Real Estate Investment Trusts (REITs)—3.1%
Apollo Commercial Real Estate Finance, Inc.	11,435	207,088
Ares Commercial Real Estate Corp.	7,975	106,147
ARMOUR Residential REIT, Inc.	3,065	82,448
Blackstone Mortgage Trust, Inc., Class A	10,350	321,057
Cherry Hill Mortgage Investment Corp.	9,260	167,606
Chimera Investment Corp.	9,135	172,834
CYS Investments, Inc.	14,265	123,250
Invesco Mortgage Capital, Inc.	6,150	105,349
MFA Financial, Inc.	35,600	311,856
MTGE Investment Corp.	3,505	67,997
New Residential Investment Corp.	31,590	528,501
PennyMac Mortgage Investment Trust	2,365	41,127
Sutherland Asset Management Corp.	2,685	42,155
Two Harbors Investment Corp.	32,320	325,786

		2,603,201

Multi-Utilities—0.3%
NorthWestern Corp.	2,270	129,254
Unitil Corp.	2,820	139,477

		268,731

Oil, Gas & Consumable Fuels—2.5%
Alon USA Partners L.P.	43,670	504,388
Antero Midstream Partners L.P.	3,515	110,828
Black Stone Minerals L.P.	2,795	48,465
Boardwalk Pipeline Partners L.P.	36,870	541,989
Callon Petroleum Co. (c)	7,810	87,784
Cone Midstream Partners L.P.	2,665	42,214
Dorchester Minerals L.P.	6,175	92,934
Evolution Petroleum Corp.	4,386	31,579
Noble Midstream Partners L.P.	950	49,277
Par Pacific Holdings, Inc. (c)	5,840	121,472
PBF Logistics L.P.	1,925	40,425
Ring Energy, Inc. (c)	3,037	44,006
Sanchez Energy Corp. (c)	3,554	17,130
Sunoco L.P.	1,695	52,714
Tallgrass Energy Partners L.P.	1,540	73,751
Viper Energy Partners L.P.	5,940	110,722
World Fuel Services Corp.	2,645	89,692

		2,059,370

Paper & Forest Products—0.3%
Louisiana-Pacific Corp. (c)	8,764	237,329

Personal Products—0.4%
Medifast, Inc.	2,415	143,378
Nu Skin Enterprises, Inc., Class A	760	46,725
USANA Health Sciences, Inc. (c)	2,100	121,170

		311,273

Schedule of Investments

AllianzGI Small-Cap Blend Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—3.7%
Amphastar Pharmaceuticals, Inc. (c)	1,357	$24,249
ANI Pharmaceuticals, Inc. (c)	5,681	298,196
Catalent, Inc. (c)	25,436	1,015,405
Innoviva, Inc. (c)	29,515	416,752
Intersect ENT, Inc. (c)	1,453	45,261
Nektar Therapeutics (c)	4,231	101,544
Omeros Corp. (c)	1,847	39,932
Paratek Pharmaceuticals, Inc. (c)	730	18,323
Phibro Animal Health Corp., Class A	21,285	788,609
Prestige Brands Holdings, Inc. (c)	2,570	128,731
Revance Therapeutics, Inc. (c)	649	17,880
Supernus Pharmaceuticals, Inc. (c)	4,456	178,240
Teligent, Inc. (c)	4,891	32,819

		3,105,941

Professional Services—1.3%
CBIZ, Inc. (c)	6,700	108,875
GP Strategies Corp. (c)	1,056	32,578
Kforce, Inc.	1,380	27,876
Korn/Ferry International	18,365	724,132
WageWorks, Inc. (c)	3,745	227,321

		1,120,782

Real Estate Management & Development—0.1%
Consolidated-Tomoka Land Co.	2,025	121,642

Road & Rail—0.3%
Landstar System, Inc.	630	62,779
Saia, Inc. (c)	2,746	172,037

		234,816

Semiconductors & Semiconductor Equipment—5.2%
Advanced Energy Industries, Inc. (c)	6,905	557,648
Axcelis Technologies, Inc. (c)	1,457	39,849
AXT, Inc. (c)	5,092	46,592
Brooks Automation, Inc.	31,563	958,253
CEVA, Inc. (c)	1,110	47,508
CyberOptics Corp. (c)	1,032	16,770
Entegris, Inc. (c)	27,471	792,538
FormFactor, Inc. (c)	16,349	275,481
Ichor Holdings Ltd. (c)	8,927	239,243
Impinj, Inc. (c)	4,138	172,182
Integrated Device Technology, Inc. (c)	5,520	146,722
MKS Instruments, Inc.	9,330	881,218
PDF Solutions, Inc. (c)	2,019	31,274
Photronics, Inc. (c)	12,255	108,457

		4,313,735

Software—3.8%
A10 Networks, Inc. (c)	49,925	377,433
Aspen Technology, Inc. (c)	3,140	197,223
Fair Isaac Corp.	1,366	191,923
Imperva, Inc. (c)	12,640	548,576
MobileIron, Inc. (c)	5,135	19,000
Model N, Inc. (c)	29,535	441,548
Progress Software Corp.	22,140	845,084
PROS Holdings, Inc. (c)	1,032	24,902
RealPage, Inc. (c)	3,855	153,815

	Shares	Value*

Silver Spring Networks, Inc. (c)	2,759	$44,613
Telenav, Inc. (c)	3,562	22,619
Upland Software, Inc. (c)	1,396	29,539
Varonis Systems, Inc. (c)	2,899	121,468
Verint Systems, Inc. (c)	1,005	42,059
Zynga, Inc., Class A (c)	40,371	152,602

		3,212,404

Specialty Retail—1.7%
Camping World Holdings, Inc., Class A	11,825	481,751
Children’s Place, Inc.	1,596	188,567
GameStop Corp., Class A	11,990	247,714
MarineMax, Inc. (c)	29,615	490,128

		1,408,160

Technology Hardware, Storage & Peripherals—0.0%
USA Technologies, Inc. (c)	6,446	40,288

Textiles, Apparel & Luxury Goods—0.8%
Perry Ellis International, Inc. (c)	26,575	628,765

Thrifts & Mortgage Finance—1.1%
America First Multifamily Investors L.P.	15,085	91,264
Charter Financial Corp.	9,630	178,444
Essent Group Ltd. (c)	6,398	259,119
First Defiance Financial Corp.	819	42,989
Flagstar Bancorp, Inc. (c)	1,605	56,945
Meridian Bancorp, Inc.	2,578	48,080
Timberland Bancorp, Inc.	1,590	49,831
Western New England Bancorp, Inc.	17,645	192,331

		919,003

Tobacco—0.3%
Universal Corp.	2,300	131,790
Vector Group Ltd.	5,746	117,621

		249,411

Trading Companies & Distributors—0.8%
Air Lease Corp.	5,757	245,363
Rush Enterprises, Inc., Class B (c)	5,700	248,634
Triton International Ltd.	4,381	145,800

		639,797

Wireless Telecommunication Services—0.3%
Boingo Wireless, Inc. (c)	13,340	285,076

Total Investments (cost—$67,756,424)—98.5%		82,382,753

Other assets less liabilities—1.5%		1,252,722

Net Assets—100.0%		$83,635,475

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $91,757, representing 0.1% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Technology Fund

September 30, 2017 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Automobiles—0.5%
Tesla, Inc. (d)	21,896	$7,468,726

Chemicals—0.0%
Monsanto Co.	100	11,982

Communications Equipment—3.1%
Arista Networks, Inc. (d)	109,275	20,719,633
Cisco Systems, Inc. (c)	74,125	2,492,824
Juniper Networks, Inc.	100	2,783
Motorola Solutions, Inc.	100	8,487
Nokia Oyj ADR	100	598
Palo Alto Networks, Inc. (d)	151,015	21,761,261

		44,985,586

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (d)	100	8,826

Diversified Telecommunication Services—0.0%
AT&T, Inc.	100	3,917
Verizon Communications, Inc.	100	4,949

		8,866

Electrical Equipment—0.0%
Nidec Corp.	100	12,293

Electronic Equipment, Instruments & Components—1.4%
CDW Corp.	149,055	9,837,630
Cognex Corp.	17,370	1,915,564
Corning, Inc.	45,632	1,365,309
Flex Ltd. (d)	100	1,657
IPG Photonics Corp. (d)	35,765	6,618,671
LG Display Co., Ltd.	1,000	26,788
Murata Manufacturing Co., Ltd.	100	14,722
Samsung Electro-Mechanics Co., Ltd.	170	15,194
Tech Data Corp. (d)	6,855	609,067

		20,404,602

Equity Real Estate Investment Trusts (REITs)—0.0%
CyrusOne, Inc.	100	5,893

Healthcare Equipment & Supplies—0.0%
Hoya Corp.	100	5,408

Household Durables—0.5%
Garmin Ltd.	124,495	6,718,995

Internet & Catalog Retail—5.7%
Amazon.com, Inc. (d)	44,295	42,582,998
Ctrip.com International Ltd. ADR (d)	100	5,274
Expedia, Inc.	100	14,394
JD.com, Inc. ADR (d)	59,580	2,275,956
Netflix, Inc. (d)	211,260	38,312,001
Rakuten, Inc.	1,000	10,918
TripAdvisor, Inc. (d)	100	4,053
Vipshop Holdings Ltd. ADR (d)	100	879

		83,206,473

Internet Software & Services—16.1%
58.com, Inc. ADR (d)	100	6,314
Akamai Technologies, Inc. (d)	100	4,872

	Shares	Value*

Alibaba Group Holding Ltd. ADR (d)	225,185	$38,891,701
Alphabet, Inc., Class A (c)(d)	26,220	25,530,938
Alphabet, Inc., Class C (d)	23,050	22,107,486
Baidu, Inc. ADR (d)	173,145	42,886,285
Cornerstone OnDemand, Inc. (d)	100	4,061
Criteo S.A. ADR (d)	100	4,150
eBay, Inc. (c)(d)	100	3,846
Facebook, Inc., Class A (d)	541,464	92,519,954
GoDaddy, Inc., Class A (d)	100	4,351
MuleSoft, Inc., Class A (d)	31,282	630,020
NAVER Corp.	100	65,243
NetEase, Inc. ADR	7,600	2,004,956
Okta, Inc. (d)	38,830	1,095,394
SINA Corp. (d)	100	11,465
Tencent Holdings Ltd.	205,900	9,002,087
Twitter, Inc. (d)	100	1,687
Weibo Corp. ADR (d)	20	1,979
Yelp, Inc. (d)	100	4,330
Zillow Group, Inc., Class A (d)	100	4,015
Zillow Group, Inc., Class C (d)	200	8,042

		234,793,176

IT Services—10.1%
Accenture PLC, Class A	100	13,507
Alliance Data Systems Corp.	100	22,155
Amadeus IT Group S.A.	100	6,504
Automatic Data Processing, Inc.	100	10,932
Cognizant Technology Solutions Corp., Class A	186,250	13,510,575
CSRA, Inc.	100	3,227
DXC Technology Co.	436,510	37,487,479
Fidelity National Information Services, Inc.	41,175	3,845,333
First Data Corp., Class A (d)	100	1,804
Fiserv, Inc. (d)	100	12,896
Global Payments, Inc.	132,800	12,619,984
Mastercard, Inc., Class A	40,295	5,689,654
Paychex, Inc.	100	5,996
PayPal Holdings, Inc. (d)	100	6,403
Sabre Corp.	100	1,810
Square, Inc. Class A (d)	1,995,115	57,479,263
Tata Consultancy Services Ltd.	1,000	37,364
Total System Services, Inc.	111,290	7,289,495
Vantiv, Inc., Class A (d)	75,265	5,303,924
Visa, Inc., Class A (c)	39,525	4,159,611

		147,507,916

Media—0.0%
Comcast Corp., Class A	200	7,696

Professional Services—0.0%
Nielsen Holdings PLC	100	4,145
Verisk Analytics, Inc., Class A (d)	100	8,319

		12,464

Semiconductors & Semiconductor Equipment—19.8%
Analog Devices, Inc.	100	8,617
Applied Materials, Inc.	569,270	29,653,274
Broadcom Ltd.	166,124	40,291,715
Cypress Semiconductor Corp.	100	1,502
Infineon Technologies AG	154,345	3,891,408
Intel Corp.	100	3,808
KLA-Tencor Corp.	100	10,600

Schedule of Investments

AllianzGI Technology Fund

September 30, 2017 (unaudited) (continued)

	Shares	Value*

Lam Research Corp.	235,186	$43,518,817
Marvell Technology Group Ltd.	1,513,440	27,090,576
Maxim Integrated Products, Inc.	100	4,771
MediaTek, Inc.	1,000	9,410
Microchip Technology, Inc.	324,332	29,118,527
Micron Technology, Inc. (c)(d)	1,538,900	60,524,937
NVIDIA Corp.	124,880	22,324,798
Qorvo, Inc. (d)	100	7,068
QUALCOMM, Inc.	100	5,184
SK Hynix, Inc.	1,000	72,930
Skyworks Solutions, Inc.	255,010	25,985,519
SunPower Corp. (d)	100	729
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	3,755
Teradyne, Inc.	188,250	7,019,843
Texas Instruments, Inc.	100	8,964
Tokyo Electron Ltd.	800	123,159

		289,679,911

Software—27.8%
Activision Blizzard, Inc.	245,595	15,843,333
Adobe Systems, Inc. (d)	91,310	13,621,626
Alfa Financial Software Holdings PLC (a)(d)	192,590	1,307,127
Aspen Technology, Inc. (d)	100	6,281
Atlassian Corp. PLC, Class A (d)	10	352
CyberArk Software Ltd. (d)	100	4,100
Dell Technologies, Inc., Class V (d)	100	7,721
Electronic Arts, Inc. (d)	130,060	15,354,884
FireEye, Inc. (d)	478,195	8,019,330
Fortinet, Inc. (d)	101,460	3,636,326
Imperva, Inc. (d)	100	4,340
Intuit, Inc.	100	14,214
Micro Focus International PLC	77,835	2,491,311
Micro Focus International PLC ADR (d)	13	415
Microsoft Corp. (c)	1,015,846	75,670,369
Oracle Corp.	100	4,835
Paycom Software, Inc. (d)	510,594	38,274,126
Proofpoint, Inc. (d)	381,670	33,289,257
Red Hat, Inc. (d)	165,935	18,395,554
Salesforce.com, Inc. (d)	240,625	22,479,188
SAP SE ADR	100	10,965
ServiceNow, Inc. (d)	459,385	53,991,519
Sophos Group PLC (a)	3,061,360	22,559,034
Splunk, Inc. (d)	100	6,643
Symantec Corp.	384,535	12,616,593
Tableau Software, Inc., Class A (d)	78,270	5,861,640
Take-Two Interactive Software, Inc. (d)	204,985	20,955,617
Workday, Inc., Class A (d)	387,105	40,796,996
Zendesk, Inc. (d)	100	2,911

		405,226,607

Technology Hardware, Storage & Peripherals—10.8%
Apple, Inc. (c)	415,640	64,058,437
Catcher Technology Co., Ltd.	1,000	9,354
Diebold Nixdorf, Inc.	100	2,285

FUJIFILM Holdings Corp.	100	3,885
Hewlett Packard Enterprise Co.	100	1,471

	Shares	Value*
HP, Inc.	100	$1,996
Lenovo Group Ltd.	1,000	554
NEC Corp.	1,600	43,404
NetApp, Inc.	701,790	30,710,330
Samsung Electronics Co., Ltd.	28,183	63,418,007
Western Digital Corp.	100	8,640

		158,258,363

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (d)	100	6,166

Total Common Stock (cost—$932,707,687)		1,398,329,949

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,753
iShares MSCI Emerging Markets Index	100	4,481

Total Exchange-Traded Funds (cost—$5,747)		6,234

	Principal Amount (000s)

Repurchase Agreements—3.9%
State Street Bank and Trust Co., dated 9/29/17, 0.12%, due 10/2/17, proceeds $57,106,571; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $58,251,108 including accrued interest (cost—$57,106,000)	$57,106	57,106,000

Total Options Purchased—0.7% (cost—$4,801,446) (d)(e)(f)		9,725,562

Total Investments, before options written and securities sold short (cost—$994,620,880)—100.4%		1,465,167,745

	Shares

SECURITIES SOLD SHORT—(0.0)%

Common Stock—(0.0)%

Electronic Equipment, Instruments & Components—(0.0)%
AU Optronics Corp. ADR	4,135	(16,705)
Fitbit, Inc., Class A (d)	100	(696)
LG Display Co., Ltd. ADR	1,280	(17,178)

		(34,579)

IT Services—(0.0)%
International Business Machines Corp.	1	(145)

Software—(0.0)%
LINE Corp. ADR (d)	430	(15,566)

Schedule of Investments

AllianzGI Technology Fund

September 30, 2017 (unaudited) (continued)

Value*

Total Securities Sold Short (proceeds received—$49,117)	$(50,290)

Total Options Written—(0.2)% (premiums received—$3,771,057) (d)(e)(f)	(2,343,378)

Total Investments, net of options written and securities sold short (cost—$990,800,706) (b)—100.2%	1,462,774,077

Other liabilities in excess of other assets—(0.2)%	(3,318,219)

Net Assets—100.0%	$1,459,455,858

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $23,866,161, representing 1.6% of net assets.
(b)	Securities (net of securities sold short) with an aggregate value of $101,820,730, representing 7.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short and options written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Exchange traded option contracts outstanding at September 30, 2017:

Options purchased contracts outstanding at September 30, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation
Call Options:
Alphabet, Inc.	1,000.00 USD	12/15/17	548	$54,800	$1,434,817	$1,434,817	—
Amazon.com, Inc.	985.00 USD	12/15/17	498	49,800	1,718,245	1,718,245	—
Apple, Inc.	125.00 USD	1/19/18	2,200	220,000	6,572,500	1,648,385	$4,924,115

Total option purchased contracts					$9,725,562	$4,801,447	$4,924,115

Options written contracts outstanding at September 30, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation
Puts Options:
Alphabet, Inc.	930.00 USD	12/15/17	(548)	$(54,800)	$(1,029,283)	$(1,029,283)	—
Amazon.com, Inc.	925.00 USD	12/15/17	(498)	(49,800)	(1,290,995)	(1,290,995)	—
Apple, Inc.	100.00 USD	1/19/18	(2,200)	(220,000)	(23,100)	(1,450,779)	$1,427,679

Total options written contracts					$(2,343,378)	$(3,771,057)	$1,427,679

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment adviser, Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value per share (“NAV”) of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2017 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$5,207,541	—	—	$5,207,541
China	14,365,923	$58,605,663	—	72,971,586
Hong Kong	4,290,948	19,650,691	—	23,941,639
India	2,794,730	14,684,335	—	17,479,065
Peru	9,082,386	—	—	9,082,386
Russian Federation	7,800,578	—	$3,327,555	11,128,133
Thailand	—	3,953,336	5,542,342	9,495,678
United States	10,381,596	—	—	10,381,596
All Other	—	107,595,733	—	107,595,733
Preferred Stock:
Brazil	1,995,438	—	—	1,995,438
Russian Federation	—	—	1,709,397	1,709,397
Repurchase Agreements	—	1,263,000	—	1,263,000

Totals	$55,919,140	$205,752,758	$10,579,294	$272,251,192

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$967,322,578	—	—	$967,322,578
Repurchase Agreements	—	$4,500,000	—	4,500,000

Totals	$967,322,578	$4,500,000	—	$971,822,578

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$835,562	—	$835,562
Denmark	—	392,441	—	392,441
France	—	1,367,291	—	1,367,291
Germany	—	559,315	—	559,315
United Kingdom	—	3,214,176	—	3,214,176
All Other	$18,222,145	—	—	18,222,145
Exchange-Traded Funds	667,835	—	—	667,835

	18,889,980	6,368,785	—	25,258,765

Investments in Securities—Liabilities
Options Written:
Market Price	(39,483)	—	—	(39,483)

Totals	$18,850,497	$6,368,785	—	$25,219,282

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$3,302,344	—	$3,302,344
Austria	$786,740	1,327,959	—	2,114,699
China	374,629	2,778,724	—	3,153,353
Denmark	—	2,515,456	—	2,515,456
Finland	—	2,411,942	—	2,411,942
France	—	4,459,414	—	4,459,414
Germany	—	7,617,760	—	7,617,760
Hong Kong	526,294	1,062,055	—	1,588,349
Indonesia	—	985,203	—	985,203
Italy	—	2,761,822	—	2,761,822
Japan	—	28,296,223	—	28,296,223
Netherlands	1,381,089	1,404,844	—	2,785,933
Philippines	—	463,071	—	463,071
Spain	—	1,366,214	—	1,366,214
Sweden	1,068,307	4,883,742	—	5,952,049
Switzerland	1,308,998	4,238,848	—	5,547,846
Taiwan	—	1,514,276	—	1,514,276
United Kingdom	1,177,324	9,344,330	—	10,521,654
All Other	105,570,886	—	—	105,570,886
Preferred Stock	—	1,445,922	—	1,445,922
Repurchase Agreements	—	4,357,000	—	4,357,000

	112,194,267	86,537,149	—	198,731,416

Other Financial Instruments* – Assets
Foreign Exchange Contracts	—	344	—	344

Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	—	(3,333)	—	(3,333)

Totals	$112,194,267	$86,534,160	—	$198,728,427

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Biotechnology	$55,480,814	$2,251,032	—	$57,731,846
Pharmaceuticals	45,430,788	3,628,255	—	49,059,043
All Other	55,486,514	—	—	55,486,514
Repurchase Agreements	—	1,531,000	—	1,531,000

Totals	$156,398,116	$7,410,287	—	$163,808,403

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	—	$1,209,204	$1,209,204
Aerospace & Defense	$35,036,189	—	316,092	35,352,281
Apparel & Textiles	—	—	52,613	52,613
Media	47,783,077	—	2,108,984	49,892,061
Oil, Gas & Consumable Fuels	28,539,465	—	399,081	28,938,546
Semiconductors	—	—	10,552	10,552
All Other	1,047,732,381	—	—	1,047,732,381
Corporate Bonds & Notes:
Internet	—	$13,042,485	955,000	13,997,485
Media	—	70,197,562	47,675	70,245,237
All Other	—	960,082,876	—	960,082,876
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	—	—	1,005,400	1,005,400
All Other	—	807,328,714	—	807,328,714
Convertible Preferred Stock:
Agriculture	—	325,195	—	325,195
Computers	—	12,091,550	—	12,091,550
Food & Beverage	—	12,375,096	—	12,375,096
Healthcare-Products	—	16,062,096	—	16,062,096
Pharmaceuticals	20,725,364	4,530,314	—	25,255,678
All Other	130,568,126	—	—	130,568,126
Preferred Stock	—	—	19,002,080	19,002,080
Warrants	—	—	161,100	161,100
Equity-Linked Securities	—	—	99,451	99,451
Repurchase Agreements	—	94,739,000	—	94,739,000

	1,310,384,602	1,990,774,888	25,367,232	3,326,526,722

Investments in Securities—Liabilities
Options Written:
Market Price	(1,604,618)	—	—	(1,604,618)

Totals	$1,308,779,984	$1,990,774,888	$25,367,232	$3,324,922,104

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$300,186,161	—	—	$300,186,161
Repurchase Agreements	—	$631,000	—	631,000

Totals	$300,186,161	$631,000	—	$300,817,161

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$2,705,135,039	—	—	$2,705,135,039
Repurchase Agreements	—	$29,776,000	—	29,776,000

Totals	$2,705,135,039	$29,776,000	—	$2,734,911,039

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Brazil	$4,370,668	—	—	$4,370,668
Canada	47,480,384	—	—	47,480,384
Colombia	3,587,646	—	—	3,587,646
Ireland	8,459,003	—	—	8,459,003
Korea (Republic of)	8,110,084	—	—	8,110,084
Netherlands	3,709,591	$16,718,451	—	20,428,042
Russian Federation	7,974,121	—	—	7,974,121
Taiwan	13,323,866	—	—	13,323,866
United Kingdom	14,034,496	42,314,677	—	56,349,173
United States	8,519,710	—	—	8,519,710
All Other	—	234,206,167	—	234,206,167
Repurchase Agreements	—	2,516,000	—	2,516,000

Totals	$119,569,569	$295,755,295	—	$415,324,864

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$363,088,966	—	—	$363,088,966
Repurchase Agreements	—	$3,145,000	—	3,145,000

Totals	$363,088,966	$3,145,000	—	$366,233,966

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$844,872,233	—	—	$844,872,233
Repurchase Agreements	—	$48,610,000	—	48,610,000

Totals	$844,872,233	$48,610,000	—	$893,482,233

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$134,637,288	—	$55	$134,637,343
All Other	2,591,253,072	—	—	2,591,253,072
Repurchase Agreements	—	$113,876,000	—	113,876,000

Totals	$2,725,890,360	$113,876,000	$55	$2,839,766,415

AllianzGI Small-Cap Blend:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$2,957,066	—	$91,757	$3,048,823
All Other	79,333,930	—	—	79,333,930

Totals	$82,290,996	—	$91,757	$82,382,753

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/17
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	—	$12,293	—	$12,293
Electronic Equipment, Instruments & Components	$20,347,898	56,704	—	20,404,602
Healthcare Equipment & Supplies	—	5,408	—	5,408
Internet & Catalog Retail	83,195,555	10,918	—	83,206,473
Internet Software & Services	225,725,846	9,067,330	—	234,793,176
IT Services	147,464,048	43,868	—	147,507,916
Semiconductors & Semiconductor Equipment	285,583,004	4,096,907	—	289,679,911
Software	380,176,262	25,050,345	—	405,226,607
Technology Hardware, Storage & Peripherals	94,783,159	63,475,204	—	158,258,363
All Other	59,235,200	—	—	59,235,200
Exchange-Traded Funds	4,481	1,753	—	6,234
Repurchase Agreements	—	57,106,000	—	57,106,000
Options Purchased:
Market Price	9,725,562	—	—	9,725,562

	1,306,241,015	158,926,730	—	1,465,167,745

Investments in Securities—Liabilities
Securities Sold Short, at value	(50,290)	—	—	(50,290)
Options Written:
Market Price	(2,343,378)	—	—	(2,343,378)

	(2,393,668)	—	—	(2,393,668)

Totals	$1,303,847,347	$158,926,730	—	$1,462,774,077

At September 30, 2017, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Emerging Markets Opportunities	$2,705,534	—
AllianzGI Global Natural Resources	820,332	—
AllianzGI Global Small-Cap	5,560,752	$1,594,601

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at June 30, 2017, which was applied on September 30, 2017.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at June 30, 2017, which was not applied on September 30, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2017, was as follows:

	Beginning Balance 6/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/17
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	—	$3,310,171	—	—	—	$17,384	—	—	$3,327,555
Thailand	$1,971,931	3,427,463	—	—	—	142,948	—	—	5,542,342
Preferred Stock	3,096,389	22,931	$(1,472,324)	—	(455,432)	517,833	—	—	1,709,397

Totals	$5,068,320	$6,760,565	$(1,472,324)	—	$(455,432)	$678,165	—	—	$10,579,294

	Beginning Balance 6/30/17	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 9/30/17
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,232,287	—	—		—	—	$(23,083)	—	—	$1,209,204
Aerospace & Defense	280,388	—	—		—	—	35,704	—	—	316,092
Apparel & Textiles	47,375	—	—		—	—	5,238	—	—	52,613
Media	2,149,737	—	—		—	—	(40,753)	—	—	2,108,984
Oil, Gas & Consumable Fuels	197,677	$1,442,669	—		—	—	(1,241,265)	—	—	399,081
Semiconductors	10,552	—	—		—	—	—	—	—	10,552
Corporate Bonds & Notes:
Internet	955,000	—	—		—	—	—	—	—	955,000
Media	—	—	—		—	—	—	$47,675	—	47,675
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	1,010,800	—	—		—	—	(5,400)	—	—	1,005,400
Convertible Preferred Stock:
Agriculture	329,703	—	—		—	—	(4,508)	—	$(325,195)	—
Preferred Stock	19,002,080	—	—		—	—	—	—	—	19,002,080
Warrants:
Commercial Services	203,959	—	—		—	—	(42,864)	—	—	161,095
Media	4	—	—		—	—	1	—	—	5
Equity-Linked Securities:
Coal	98,599	—	—		—	—	(1,429)	—	—	97,170
Oil, Gas & Consumable Fuels	23,402	—	—		—	—	(21,121)	—	—	2,281

Totals	$25,541,563	$1,442,669	—		—	—	$(1,339,480)	$47,675	$(325,195)	$25,367,232

	Beginning Balance 6/30/17	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/17
AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$55	—	—		—	—	—	—	—	$55

AllianzGI Small Cap Blend:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$99,662	—	$(7,775	)#	—	—	$(130)	—	—	$91,757

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2017:

	Ending Balance at 9/30/17	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$3,327,555	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$3.34

Thailand	$5,542,342	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	77.08-408.75

Preferred Stock	$1,709,397	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.51

	Ending Balance at 9/30/17	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI Income & Growth:
Investments in Securities-Assets
Common Stock:
	$905,514	Market and Company Comparables	Broker quotes	$12.17 ($11.00-$13.75)
			EV Multiples	1.06x (0.21x-1.59x)

	$303,690	Market and Company Comparables	EV Multiples	1.82x (0.41x-3.98x)
			Illiquidity Discount	20%

	$316,092	Market and Company Comparables	EV Multiples	0.85x (0.76x-2.09x)
			Illiquidity Discount	40%

	$52,613	Market and Company Comparables	EV Multiples	0.59x (0.19x-1.00x)
			Illiquidity Discount	20%

	$2,018,964	Market and Company Comparables	EV Multiples	0.91x (0.08x-1.28x)
			Illiquidity Discount	10%

	$197,676	Market/Last Exchange-Traded Price	Discount to Last Exchange-Traded Price	0%

	$201,405	Market and Company Comparables	Broker quotes	$17.12 ($16.00-$20.00)
			EV Multiples	5.94x (3.69x-10.01x)
			Illiquidity Discount	40%

Corporate Bonds & Notes:
	$955,000	Market and Company Comparables	EV Multiples	1.82x (0.41x-3.98x)
			Illiquidity Discount	20%

	$47,675	Third-Party Pricing Vendor	Single Broker Quote	$0.625

Convertible Bonds & Notes	$1,005,400	Third-Party Pricing Vendor	Single Broker Quote	$100.54

Preferred Stock	$19,002,080	Market and Company Comparables	EV Multiples	0.72x (0.31x-1.13x)
			Illiquidity Discount	20%

Warrants	$161,095	Black Scholes Model	Volatility	71%

Equity-Linked Securities	$97,170	Black Scholes Model	Volatility	28%

AllianzGI Small Cap Blend:
Investments in Securities-Assets
Common Stock	$91,757	Net Assets Approach	Total proceeds change	7.18% ($184M-$197M)
		Liquidation Approach	Index value change	8.05% (7.49%-8.65%)

*	Other financial instruments are derivatives, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 into Level 3 because a single broker quote provided by a third-party pricing vendor was used on September 30, 2017.
***	Transferred out of Level 3 into Level 2 because an evaluated mean price was available at September 30, 2017.
#	Reduced due to Return of Capital payment.

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at September 30, 2017 was:

AllianzGI Emerging Markets Opportunities	$260,884
AllianzGI Income & Growth	(1,329,571)
AllianzGI Small-Cap Blend	(7,906)

At September 30, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$249,180,252	$26,620,485	$3,549,545	$23,070,940
AllianzGI Focused Growth	616,977,049	359,360,624	4,515,095	354,845,529
AllianzGI Global Natural Resources	23,882,210	1,680,092	343,020	1,337,072
AllianzGI Global Small-Cap	152,659,188	47,571,070	1,498,842	46,072,228
AllianzGI Health Sciences	135,242,061	30,743,998	2,177,656	28,566,342
AllianzGI Income & Growth	3,653,220,995	62,611,808	390,910,699	(328,298,891)
AllianzGI Mid-Cap	248,359,661	55,016,963	2,559,463	52,457,500
AllianzGI NFJ Dividend Value	2,301,172,521	450,829,858	17,091,340	433,738,518
AllianzGI NFJ International Value	370,308,478	50,437,282	5,420,896	45,016,386
AllianzGI NFJ Large-Cap Value	310,657,245	58,156,119	2,579,398	55,576,721
AllianzGI NFJ Mid-Cap Value	713,923,145	191,078,570	11,519,482	179,559,088
AllianzGI NFJ Small-Cap Value	2,319,887,224	583,112,031	63,232,840	519,879,191
AllianzGI Small-Cap Blend	67,892,672	15,224,905	734,824	14,490,081
AllianzGI Technology	998,142,977	465,789,334	1,158,234	464,631,100

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: November 21, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: November 21, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2017